UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York			10019-6028
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2014

Item 1.  Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund

Annual Report
April 30, 2014

UBS Liquid Assets Fund

June 25, 2014

Dear shareholder,

We present you with the annual report for UBS Liquid Assets Fund (the "Fund") for the 12 months ended April 30, 2014.

Performance

The seven-day current yield for the Fund as of April 30, 2014, was 0.12% (after fee waivers/expense reimbursements), compared to 0.19% on April 30, 2013. (For more information on the Fund's performance, refer to "Performance and portfolio characteristics at a glance" on page 8.)

In December 2013, the Federal Reserve Board (the "Fed") announced that it would begin tapering its asset purchase program in January 2014. However, the Fed continued to hold the federal funds rate ("fed funds rate"), the rate banks charge one another for funds they borrow on an overnight basis, at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments and kept the yields of the securities in which the Fund invests extremely low. As a result, the Fund's yield remained low during the reporting period.

An interview with Portfolio Manager Robert Sabatino

Q.  How would you describe the economic environment during the reporting period?

A.  After three consecutive years of generally modest growth, the overall US economy contracted in the first quarter of 2014. Looking back, gross domestic product ("GDP") growth in the US was 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter

UBS Liquid
Assets Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Fund

of 2011. In its third estimate, the Commerce Department stated that GDP contracted at a 2.9% seasonally-adjusted annual rate in the first quarter of 2014.1 This was the first negative reading since the first quarter of 2011 and was partially attributed to severe winter weather in parts of the country.

Q.  How did the Federal Reserve Board (the "Fed") react to the economic environment?

A.  The Fed took a number of actions during the reporting period. Looking back, at his press conference following the central bank's meeting in June 2013, Fed Chairman Ben Bernanke signaled that the Fed might moderate the pace of its monthly bond purchases later in the year. However, at its meeting in September 2013, the Fed surprised the market by delaying the tapering of its asset purchases. At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying "Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month rather than $45 billion per month." The Fed has been led by its new Chair, Janet Yellen, since she was sworn in on February 3, 2014.

  At its meetings in January, March and April 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases a total of $10 billion per month. Beginning in May, it began buying a total of $45 billion per month ($20 billion of agency mortgage-backed securities and $25 billion of longer-term Treasuries). The Fed also said its "...sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the

1  Based on the Commerce Department's announcement on June 25, 2014, after the reporting period had ended.

2

UBS Liquid Assets Fund

Committee's dual mandate." The Fed's dual mandate is to promote maximum sustainable employment and price stability, which is usually interpreted as low and stable inflation.

Q.  How did you position the Fund over the fiscal year?

A.  We tactically adjusted the Fund's weighted average maturity ("WAM") throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 47 days. By the end of the period we had shortened the Fund's WAM to 31 days.

Q.  What level of portfolio diversification did you maintain during the reporting period?

A.  At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.  What types of securities did you emphasize over the period?

A.  Several adjustments were made to the Fund's sector positioning during the 12-month period. We increased the Fund's exposure to repurchase agreements and, to lesser extents, certificates of deposit, short term corporate obligations, bank notes and non-US government agency securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocation to US government and agency obligations. The Fund's exposure to commercial paper ended the fiscal year at nearly the same level at which it started.

Q.  What factors do you believe will affect the Fund over the coming months?

A.  Despite the Fed beginning to taper its monthly asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is on a better footing than it was a year ago. In particular, the

3

UBS Liquid Assets Fund

housing market shows continued signs of improvement and the unemployment rate has moderated somewhat and was 6.3% in June 2014. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Moderating global growth could also negatively impact US exports. Against this backdrop, we feel the economy will likely continue to expand, albeit at a modest pace. We anticipate continuing to manage the Fund focusing on risk and keeping it highly liquid.

  Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the "SEC") issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC's proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2014. The views and opinions in the letter were current as of June 25, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Liquid Assets Fund

Understanding your Fund's expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Liquid Assets Fund

Understanding your Fund's expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2013	Ending account value[1] April 30, 2014	Expenses paid during period[2] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

2  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.12%	0.10%	0.19%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.12	0.10	0.19
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.08	0.06	0.16
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.08	0.06	0.16
Weighted average maturity[2]	31 days	34 days	47 days
Net assets (mm)	$501.5	$626.2	$845.2
Portfolio composition[3]	04/30/14	10/31/13	04/30/13
Commercial paper	54.5%	62.3%	54.4%
Repurchase agreements	19.2	12.4	11.7
Certificates of deposit	19.1	11.5	15.3
US government and agency obligations	4.0	13.8	18.6
Short-term corporate obligation	1.6	—	—
Bank note	1.0	—	—
Non-US government agency	0.6	—	—
Other assets less liabilities	0.0[4]	0.0[4]	0.0[4]
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Fund's portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

8

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.00%
Federal Home Loan Bank
0.100%, due 07/29/14	$10,000,000	$9,999,259
US Treasury Note
2.625%, due 07/31/14	10,000,000	10,061,783
Total US government and agency obligations (cost—$20,061,042)		20,061,042
Bank note—1.00%
Banking-US—1.00%
Bank of America N.A.
0.140%, due 06/20/14 (cost—$5,000,000)	5,000,000	5,000,000
Certificates of deposit—19.14%
Banking-non-US—13.16%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	5,000,000	5,000,000
Credit Industriel et Commercial
0.200%, due 06/05/14	5,000,000	5,000,000
Mizuho Bank Ltd.
0.200%, due 06/18/14	5,000,000	5,000,199
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	3,000,000	3,000,000
Natixis
0.215%, due 05/28/14[1]	5,000,000	5,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	3,000,000	3,000,000
Norinchukin Bank Ltd.
0.140%, due 05/27/14	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd.
0.140%, due 05/15/14	11,000,000	11,000,000
0.160%, due 06/06/14	3,000,000	3,000,000
Rabobank Nederland NV
0.277%, due 07/10/14[1]	2,000,000	2,000,000
Societe Generale
0.270%, due 05/30/14[1]	4,000,000	4,000,000

9

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.210%, due 06/09/14	$10,000,000	$10,000,000
		66,000,199
Banking-US—5.98%
Branch Banking & Trust Co.
0.150%, due 05/28/14	10,000,000	10,000,300
0.130%, due 05/30/14	3,000,000	3,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	3,000,000	3,000,000
PNC Bank N.A.
0.230%, due 09/15/14	4,000,000	4,000,000
Wells Fargo Bank N.A.
0.210%, due 06/09/14	10,000,000	10,000,000
		30,000,300
Total certificates of deposit (cost—$96,000,499)		96,000,499
Commercial paper[2]—54.44%
Asset backed-miscellaneous—22.41%
Atlantic Asset Securitization LLC
0.120%, due 05/13/14	5,000,000	4,999,800
0.120%, due 05/19/14	5,000,000	4,999,700
Cancara Asset Securitisation LLC
0.120%, due 05/30/14	5,000,000	4,999,517
Gemini Securitization Corp. LLC
0.230%, due 06/17/14	10,000,000	9,996,997
Gotham Funding Corp.
0.170%, due 06/03/14	14,000,000	13,997,818
Liberty Street Funding LLC
0.180%, due 06/12/14	5,000,000	4,998,950
Manhattan Asset Funding Co. LLC
0.150%, due 05/16/14	10,000,000	9,999,375
0.160%, due 06/12/14	4,000,000	3,999,253
Nieuw Amsterdam Receivables Corp.
0.100%, due 05/28/14	5,425,000	5,424,593

10

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC
0.190%, due 08/15/14	$5,000,000	$4,997,203
0.220%, due 10/15/14	4,000,000	3,995,918
Regency Markets No.1 LLC
0.150%, due 05/15/14	11,000,000	10,999,358
0.140%, due 05/20/14	2,000,000	1,999,852
Victory Receivables Corp.
0.140%, due 05/20/14	4,000,000	3,999,705
0.140%, due 06/10/14	10,000,000	9,998,444
Working Capital Management Co.
0.160%, due 05/05/14	10,000,000	9,999,822
0.150%, due 05/14/14	3,000,000	2,999,838
		112,406,143
Banking-non-US—8.57%
Caisse Centrale Desjardins du Quebec
0.140%, due 06/17/14	7,975,000	7,973,543
0.140%, due 06/23/14	6,000,000	5,998,763
Credit Suisse
0.175%, due 08/01/14	5,000,000	4,997,764
Mitsubishi UFJ Trust & Banking Corp.
0.180%, due 05/06/14	14,000,000	13,999,650
Mizuho Funding LLC
0.200%, due 05/06/14	5,000,000	4,999,861
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	5,000,000	4,998,833
		42,968,414
Banking-US—9.97%
Bedford Row Funding Corp.
0.280%, due 10/09/14	3,000,000	2,996,244
BNP Paribas Finance, Inc.
0.220%, due 06/06/14	3,000,000	2,999,340
Erste Finance LLC
0.160%, due 05/01/14	5,000,000	5,000,000

11

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—(concluded)
ING (US) Funding LLC
0.170%, due 06/09/14	$5,000,000	$4,999,079
0.200%, due 07/02/14	5,000,000	4,998,278
Natixis US Finance Co. LLC
0.120%, due 05/01/14	15,000,000	15,000,000
Northern Pines Funding LLC
0.250%, due 05/27/14	5,000,000	4,999,097
0.240%, due 05/30/14	3,000,000	2,999,420
0.240%, due 06/25/14	6,000,000	5,997,800
		49,989,258
Energy-integrated—3.79%
CNPC Finance HK Ltd.
0.280%, due 05/06/14	9,000,000	8,999,650
Total Capital Canada Ltd.
0.080%, due 05/14/14	10,000,000	9,999,711
		18,999,361
Finance-captive automotive—0.60%
Toyota Motor Credit Corp.
0.210%, due 10/21/14	3,000,000	2,996,973
Finance-noncaptive diversified—1.99%
General Electric Capital Corp.
0.130%, due 05/22/14	5,000,000	4,999,621
0.200%, due 08/05/14	5,000,000	4,997,333
		9,996,954
Food—1.00%
Unilever Capital Corp.
0.060%, due 05/12/14	5,000,000	4,999,908
Insurance-life—4.12%
MetLife Short Term Funding LLC
0.100%, due 05/01/14	7,647,000	7,647,000
0.100%, due 05/06/14	3,000,000	2,999,958
Prudential Funding LLC
0.060%, due 05/02/14	10,000,000	9,999,984
		20,646,942

12

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Retail-discount—1.99%
Wal-Mart Stores, Inc.
0.050%, due 05/19/14	$10,000,000	$9,999,750
Total commercial paper (cost—$273,003,703)		273,003,703
Non-US government agency—0.60%
Supranational—0.60%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$3,000,000)	3,000,000	3,000,000
Short-term corporate obligation—1.60%
Banking-non-US—1.60%
Barclays Bank PLC
0.360%, due 05/07/14 (cost—$8,000,000)	8,000,000	8,000,000
Repurchase agreements—19.22%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.050% due 05/01/14, collateralized by $14,615,800 US Treasury Bill, 0.020% due 07/10/14 and $48,671,460 US Treasury STRIP Bond, zero coupon due 05/15/24; (value—$51,000,052); proceeds: $50,000,069	50,000,000	50,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $7,589,000 Federal Farm Credit Bank obligations, 0.940% to 5.410% due 01/22/18 to 04/17/36, $14,972,000 Federal Home Loan Bank obligations, 0.125% to 4.000% due 06/30/14 to 02/15/30, $3,744,203 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.625% due 11/13/14 to 05/04/37 and $23,272,829 Federal National Mortgage Association obligations, zero coupon to 6.030% due 10/15/14 to 10/08/27; (value—$46,920,208); proceeds: $46,000,064	46,000,000	46,000,000

13

UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $435,900 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$409,268); proceeds: $401,000	$401,000	$401,000
Total repurchase agreements (cost—$96,401,000)		96,401,000
Total investments (cost—$501,466,244 which approximates cost for federal income tax purposes)—100.00%		501,466,244
Other assets in excess of liabilities—0.00%		16,619
Net assets (applicable to 501,482,585 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$501,482,863

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$20,061,042	$—	$20,061,042
Bank note	—	5,000,000	—	5,000,000
Certificates of deposit	—	96,000,499	—	96,000,499
Commercial paper	—	273,003,703	—	273,003,703
Non-US government agency	—	3,000,000	—	3,000,000
Short-term corporate obligation	—	8,000,000	—	8,000,000
Repurchase agreements	—	96,401,000	—	96,401,000
Total	$—	$501,466,244	$—	$501,466,244

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2014

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	71.7%
Japan	10.3
France	4.8
Canada	4.4
Singapore	2.8
China	1.8
United Kingdom	1.6
Switzerland	1.0
Australia	0.6
Finland	0.6
Netherlands	0.4
Total	100.0%

Portfolio footnotes

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.60% of net assets as of April 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronym

STRIP  Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements
15

UBS Liquid Assets Fund

Statement of operations

For the year ended April 30, 2014
Investment income:
Interest	$1,111,052
Expenses:
Investment advisory and administration fees	272,472
Transfer agency fees	116,787
Professional fees	114,355
Custody and accounting fees	63,439
State registration fees	51,839
Insurance expense	23,955
Reports and notices to shareholders	21,742
Trustees' fees	21,550
Other expenses	29,359
715,498
Fee waivers by investment advisor and administrator	(272,472)
Net expenses	443,026
Net investment income	668,026
Net realized gain	279
Net increase in net assets resulting from operations	$668,305

See accompanying notes to financial statements
16

UBS Liquid Assets Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$668,026	$1,838,670
Net realized gain	279	3,224
Net increase in net assets resulting from operations	668,305	1,841,894
Dividends and distributions to shareholders from:
Net investment income	(668,026)	(1,838,670)
Net realized gains	(50,823)	(5,500)
Total dividends and distributions to shareholders	(718,849)	(1,844,170)
Net decrease in net assets from beneficial interest transactions	(343,730,266)	(1,521,908,518)
Cash payment from investment advisor	57,843	—
Net decrease in net assets	(343,722,967)	(1,521,910,794)
Net assets:
Beginning of year	845,205,830	2,367,116,624
End of year	$501,482,863	$845,205,830
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
17

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
Total dividends and distributions	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.11%[3]	0.15%	0.14%	0.22%	0.23%
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.11%	0.09%	0.09%	0.10%
Expenses after fee waivers	0.07%	0.08%	0.06%	0.06%	0.07%
Net investment income	0.10%	0.14%	0.14%	0.22%	0.24%
Supplemental data:
Net assets, end of year (000's)	$501,483	$845,206	$2,367,117	$2,209,416	$2,205,678

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Payment from investment advisor as disclosed on pages 22-23 had no impact on the Fund's total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements
18

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Fund (the "Fund") is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

19

UBS Liquid Assets Fund

Notes to financial statements

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund's Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage

20

UBS Liquid Assets Fund

Notes to financial statements

loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund's investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

21

UBS Liquid Assets Fund

Notes to financial statements

federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund's Board of Trustees has approved an investment advisory and administration contract (the "Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2014 its direct advisory/administrative costs and expenses approximate an annual rate of 0.04% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2014, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

22

UBS Liquid Assets Fund

Notes to financial statements

In August 2013, UBS Global AM made a voluntary cash payment of $57,843 to the Fund in order to address a differential between the number of shares outstanding and the Fund's net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Fund over several years prior to the credit crisis of 2008. The voluntary payment to the Fund was not required to maintain a stable net asset value per share. The payment removed a small, historical deviation that was reflected in the Fund's market price based and amortized cost net asset value per share.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $209,511,852. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned

23

UBS Liquid Assets Fund

Notes to financial statements

securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund's lending agent. At April 30, 2014, the Fund did not have any securities on loan.

Other liabilities and components of net assets

At April 30, 2014, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$11,120
Other accrued expenses*	107,563

* Excludes investment advisory and administration fees.

At April 30, 2014, the components of net assets were as follows:

Accumulated paid in capital	$501,486,147
Accumulated net realized loss	(3,284)
Net assets	$501,482,863

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2014	2013
Shares sold	5,500,549,892	4,986,348,464
Shares repurchased	(5,844,979,469)	(6,510,024,619)
Dividends reinvested	699,311	1,767,637
Net decrease in shares outstanding	(343,730,266)	(1,521,908,518)

24

UBS Liquid Assets Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2014 and April 30, 2013 was ordinary income.

At April 30, 2014, the components of accumulated earnings on a tax basis were undistributed ordinary income of $11,120 and accumulated capital and other losses of $3,284.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2014, accumulated net realized loss was decreased by $52,043 and paid in capital was decreased by $52,043. This difference was due to a taxable over-distribution.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

25

UBS Liquid Assets Fund

Notes to financial statements

At April 30, 2014, the Fund had a pre-enactment capital loss carryforward of $3,203, which will expire on April 30, 2019 and a post-enactment short-term capital loss carryforward of $81. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. During the current year, the Fund utilized $279 of the post-enactment short-term capital loss carry forward to offset current year realized gains.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Liquid Assets Fund

Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm

The Board of Trustees and Shareholders of
UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the "Fund") (one of the series comprising UBS Money Series) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2014, the results of its

27

UBS Liquid Assets Fund

Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm (concluded)

operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

28

UBS Liquid Assets Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

29

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

30

UBS Liquid Assets Fund

Supplemental information (unaudited)

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 to 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since 2007. He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas 12th Floor New York, NY 10019	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary) since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) and interim chief compliance officer (since January 2014) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

38

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

39

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North America fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

40

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 1999

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

43

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

44

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

45

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

46

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

47

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48

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President

Investment Advisor and
Administrator

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Preferred Funds

Annual Report
April 30, 2014

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

June 25, 2014

Dear shareholder,

We present you with the annual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the "Funds"), for the 12 months ended April 30, 2014.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Preferred Fund: 0.06% on April 30, 2014, versus 0.11% as of April 30, 2013.

•  UBS Select Treasury Preferred Fund: 0.01% on April 30, 2014, unchanged from April 30, 2013.

•  UBS Select Tax-Free Preferred Fund: 0.01% on April 30, 2014, versus 0.07% as of April 30, 2013.

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 10 and 11.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Select Preferred Funds

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  After three consecutive years of generally modest growth, the overall US economy contracted in the first quarter of 2014. Looking back, gross domestic product ("GDP") growth in the US was 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter of 2011. The Commerce Department then reported that fourth quarter 2013 GDP growth was 2.6%. In its third estimate, the Commerce Department stated that GDP contracted at a 2.9% seasonally-adjusted annual rate in the first quarter of 2014.1 This was the first negative reading since the first quarter of 2011 and was partially attributed to severe winter weather in parts of the country.

Q.  How did the Federal Reserve Board (the "Fed") react to the economic environment?

A.  The Fed took a number of actions during the reporting period. Looking back, at his press conference following the central bank's meeting in June 2013, Fed Chairman Ben Bernanke signaled that the Fed might moderate the pace of its monthly bond purchases later in the year. However, at its meeting in September 2013, the Fed surprised the market by delaying the tapering of its asset purchases. At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying "Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month,

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1  Based on the Commerce Department's announcement on June 25, 2014, after the reporting period had ended.

2

UBS Select Preferred Funds

and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month rather than $45 billion per month." The Fed has been led by its new Chair, Janet Yellen, since she was sworn in on February 3, 2014.

  At its meetings in January, March and April 2014, the Fed said it would further taper its asset purchases, in each case paring its purchases a total of $10 billion per month. Beginning in May, the Fed began buying a total of $45 billion per month ($20 billion of agency mortgage-backed securities and $25 billion of longer-term Treasuries). The Fed also said its "...sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the Committee's dual mandate." The Fed's dual mandate is to promote maximum sustainable employment and price stability, which is usually interpreted as low and stable inflation.

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity ("WAM") throughout the 12-month review period. When the reporting period began, Prime Master Fund had a WAM of 47 days. By the end of the period, we had shortened Prime Master Fund's WAM to 35 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keep-

3

UBS Select Preferred Funds

ing Prime Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (Prime Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased Prime Master Fund's exposure to time deposits and, to lesser extents, repurchase agreements, short-term corporate obligations and non-US government agencies. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we significantly decreased Prime Master Fund's exposures to US government and agency obligations, as well as pared its allocation to certificates of deposit and commercial paper.

•  The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased; at period end on April 30, 2014, it was 27 days. At the security level, we increased Treasury Master Fund's exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 19 days when the reporting period began. We tactically adjusted Tax-Free Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 23 days. Over the review period, we modestly increased Tax-Free Master Fund's allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Despite the Fed beginning to taper its monthly asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is on a better footing than it was a year ago. In particular, the housing market has shown signs of improvement and the

4

UBS Select Preferred Funds

unemployment rate has moderated somewhat and is currently 6.3%. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Against this backdrop, we feel that the economy will likely continue to expand, albeit at a relatively modest pace. We anticipate continuing to manage investments focusing on risk and liquidity.

  Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the "SEC") issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC's proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Preferred Funds

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2014. The views and opinions in the letter were current as of June 25, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Preferred Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Preferred Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Preferred Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.69	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Preferred Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

UBS Select Tax-Free Preferred Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers[1]	0.06%	0.07%	0.11%
Seven-day effective yield after fee waivers[1]	0.06	0.07	0.11
Seven-day current yield before fee waivers[1]	0.02	0.03	0.07
Seven-day effective yield before fee waivers[1]	0.02	0.03	0.07
Weighted average maturity[2]	35 days	41 days	47 days
Net assets (mm)	$6,456.7	$7,531.9	$7,813.1

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.11)	(0.11)	(0.07)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.11)	(0.11)	(0.07)
Weighted average maturity[2]	27 days	48 days	53 days
Net assets (mm)	$5,466.4	$5,140.2	$4,858.4

10

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.07%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.07
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.06)	(0.08)	0.03
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.06)	(0.08)	0.03
Weighted average maturity[2]	23 days	34 days	19 days
Net assets (mm)	$35.9	$169.4	$206.6

1  Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Preferred Funds

Statement of assets and liabilities

April 30, 2014

	UBS Select Prime Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$6,457,254,999; $5,466,482,360 and $35,866,160, respectively, which approximates cost for federal income tax purposes)	$6,457,254,999	$5,466,482,360	$35,866,160
Receivable from affiliate	—	12,920	3,922
Total assets	6,457,254,999	5,466,495,280	35,870,082
Liabilities:
Dividends payable to shareholders	325,348	45,446	294
Payable to affiliate	204,080	—	—
Total liabilities	529,428	45,446	294
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 6,456,725,247; 5,466,421,436 and 35,859,476 outstanding, respectively	6,456,725,247	5,466,421,436	35,859,431
Accumulated net realized gain	324	28,398	10,357
Net assets	$6,456,725,571	$5,466,449,834	$35,869,788
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements
12

See accompanying notes to financial statements
13

UBS Select Preferred Funds

Statement of operations

For the year ended April 30, 2014

	UBS Select Prime Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master	$15,911,704	$3,521,594	$152,236
Securities lending income allocated from Master	121	—	—
Expenses allocated from Master	(7,538,201)	(5,234,353)	(176,992)
Expense waiver allocated from Master	—	2,253,578	52,035
Net investment income allocated from Master	8,373,624	540,819	27,279
Expenses:
Administration fees	5,974,359	4,143,778	125,963
Trustees' fees	55,713	43,737	15,624
	6,030,072	4,187,515	141,587
Fee waivers and/or Trustees' fees reimbursement by administrator	(3,015,069)	(4,170,125)	(134,399)
Net expenses	3,015,003	17,390	7,188
Net investment income	5,358,621	523,429	20,091
Net realized gain allocated from Master	81,581	44,696	12,041
Net increase in net assets resulting from operations	$5,440,202	$568,125	$32,132

See accompanying notes to financial statements
14

See accompanying notes to financial statements
15

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$5,358,621	$12,978,008
Net realized gain	81,581	36,276
Net increase in net assets resulting from operations	5,440,202	13,014,284
Dividends and distributions to shareholders from:
Net investment income	(5,358,621)	(12,978,008)
Net realized gains	(92,885)	(136,851)
Total dividends and distributions to shareholders	(5,451,506)	(13,114,859)
Net decrease in net assets from beneficial interest transactions	(1,356,339,604)	(183,543,484)
Net decrease in net assets	(1,356,350,908)	(183,644,059)
Net assets:
Beginning of year	7,813,076,479	7,996,720,538
End of year	$6,456,725,571	$7,813,076,479
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
16

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$523,429	$827,790
Net realized gain	44,696	53,470
Net increase in net assets resulting from operations	568,125	881,260
Dividends and distributions to shareholders from:
Net investment income	(523,429)	(827,790)
Net realized gains	(56,057)	(13,944)
Total dividends and distributions to shareholders	(579,486)	(841,734)
Net increase in net assets from beneficial interest transactions	608,074,213	834,907,447
Net increase in net assets	608,062,852	834,946,973
Net assets:
Beginning of year	4,858,386,982	4,023,440,009
End of year	$5,466,449,834	$4,858,386,982
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
17

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$20,091	$82,529
Net realized gain	12,041	9,873
Net increase in net assets resulting from operations	32,132	92,402
Dividends and distributions to shareholders from:
Net investment income	(20,091)	(82,529)
Net realized gains	(11,602)	(15,242)
Total dividends and distributions to shareholders	(31,693)	(97,771)
Net decrease in net assets from beneficial interest transactions	(170,688,317)	(164,283,494)
Net decrease in net assets	(170,687,878)	(164,288,863)
Net assets:
Beginning of year	206,557,666	370,846,529
End of year	$35,869,788	$206,557,666
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.002	0.002	0.002	0.002
Dividends from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.07%	0.15%	0.17%	0.21%	0.23%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.13%	0.10%	0.12%
Net investment income[3]	0.07%	0.15%	0.16%	0.21%	0.20%
Supplemental data:
Net assets, end of year (000's)	$6,456,726	$7,813,076	$7,996,721	$17,186,912	$9,898,666

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.02%	0.01%	0.05%	0.07%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.19%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.06%	0.13%	0.07%	0.14%	0.15%
Net investment income[3]	0.01%	0.02%	0.01%	0.05%	0.07%
Supplemental data:
Net assets, end of year (000's)	$5,466,450	$4,858,387	$4,023,440	$2,643,494	$2,322,206

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
20

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.04%	0.03%	0.14%	0.14%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.07%	0.13%	0.13%	0.14%	0.15%
Net investment income[3]	0.01%	0.03%	0.03%	0.14%	0.13%
Supplemental data:
Net assets, end of year (000's)	$35,870	$206,558	$370,847	$438,263	$576,206

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
21

UBS Select Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund ("Prime Preferred Fund"), UBS Select Treasury Preferred Fund ("Treasury Preferred Fund"), and UBS Select Tax-Free Preferred Fund ("Tax-Free Preferred Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (40.96% for Prime Preferred Fund, 43.69% for Treasury Preferred Fund and 2.58% for Tax-Free Preferred Fund at April 30, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

22

UBS Select Preferred Funds

Notes to financial statements

that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

23

UBS Select Preferred Funds

Notes to financial statements

income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund's average daily net assets. At April 30, 2014, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $436,371, $365,245, and $7,176, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds' independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund's average daily net assets. At April 30, 2014, the amounts payable by the Funds for independent trustees fees were $14,104, $12,935 and $4,006 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated

24

UBS Select Preferred Funds

Notes to financial statements

to waive 0.04% of its administrative fees through August 31, 2014. At April 30, 2014, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $218,187, $182,622 and $3,588, respectively for fee waivers. For the year ended April 30, 2014 UBS Global AM was contractually obligated to waive $3,015,069, $2,093,731 and $70,797 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $182,608 and $3,504, respectively, under this additional fee waiver arrangement. For the year ended April 30, 2014, UBS Global AM voluntarily waived an additional $2,076,394 and $63,602 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Preferred Fund	2014	2013
Shares sold	147,276,803,795	101,688,510,413
Shares repurchased	(148,636,866,270)	(101,880,103,736)
Dividends reinvested	3,722,871	8,049,839
Net decrease in shares outstanding	(1,356,339,604)	(183,543,484)
	For the years ended April 30,
Treasury Preferred Fund	2014	2013
Shares sold	33,000,630,475	28,256,235,533
Shares repurchased	(32,393,065,938)	(27,422,065,491)
Dividends reinvested	509,676	737,405
Net increase in shares outstanding	608,074,213	834,907,447

25

UBS Select Preferred Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Preferred Fund	2014	2013
Shares sold	48,673,738	181,364,235
Shares repurchased	(219,400,185)	(345,757,809)
Dividends reinvested	38,130	110,080
Net decrease in shares outstanding	(170,688,317)	(164,283,494)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was 63.39% and 84.41% tax-exempt income, 0.00% and 0.58% ordinary income, and 36.61% and 15.01% long-term capital gain, respectively.

At April 30, 2014, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $325,672 for Prime Preferred Fund, (2) undistributed ordinary income of $73,844 for Treasury Preferred Fund, and (3) undistributed ordinary income of $340, and undistributed long-term capital gains of $10,311 for Tax-Free Preferred Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires

26

UBS Select Preferred Funds

Notes to financial statements

that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2014, none of the Funds had capital loss carryforwards.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Select Preferred Funds

Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the "Funds") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

28

UBS Select Preferred Funds

Report of independent registered public
accounting firm (concluded)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

29

UBS Select Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

30

UBS Select Preferred Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its "qualified short-term gains" (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2013 as short-term capital gain dividends.

Treasury Preferred Fund hereby designates 90.33% and 9.67% of the ordinary income dividends paid during the fiscal year ended April 30, 2014 as interest related dividends and qualified short-term gain dividends, respectively.

31

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.94%
Federal Farm Credit Bank
0.280%, due 05/01/14[1]	$50,000,000	$50,034,577
0.130%, due 07/17/14[2]	100,000,000	99,972,195
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,998,578
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,836,875
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,959,896
US Treasury Notes
2.250%, due 05/31/14	180,000,000	180,312,334
2.375%, due 08/31/14	123,000,000	123,905,873
Total US government and agency obligations (cost—$779,020,328)		779,020,328
Time deposits—13.81%
Banking-non-US—13.81%
Credit Agricole Corporate & Investment Bank
0.090%, due 05/01/14	545,000,000	545,000,000
Erste Bank AB, Grand Cayman
0.160%, due 05/01/14	600,000,000	600,000,000
Natixis
0.090%, due 05/01/14	231,000,000	231,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 05/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.070%, due 05/01/14	300,000,000	300,000,000
Total time deposits (cost—$2,176,000,000)		2,176,000,000
Certificates of deposit—24.62%
Banking-non-US—23.52%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	232,000,000	232,000,000
0.325%, due 07/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 05/30/14	350,000,000	350,000,000

32

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 05/01/14[1]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 05/06/14	246,000,000	246,000,000
0.350%, due 05/14/14	200,000,000	200,012,259
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 05/12/14	197,000,000	197,000,000
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	173,000,000	173,000,000
Natixis
0.222%, due 05/06/14[1]	150,000,000	150,000,000
0.215%, due 05/28/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.173%, due 05/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 05/06/14	450,000,000	450,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	71,800,000	71,799,998
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
0.277%, due 07/10/14[1]	150,000,000	150,000,000
Societe Generale
0.270%, due 05/30/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 05/05/14	148,000,000	148,000,000
Toronto-Dominion Bank
0.192%, due 05/22/14[1]	162,000,000	162,000,000
		3,707,812,257
Banking-US—1.10%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,880,812,257)		3,880,812,257

33

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—35.17%
Asset backed-miscellaneous—11.96%
Atlantic Asset Securitization LLC
0.183%, due 05/12/14[1]	$250,000,000	$250,000,000
0.182%, due 05/27/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.183%, due 05/14/14[1]	250,000,000	250,000,000
0.182%, due 05/21/14[1,3]	150,000,000	150,000,000
Cancara Asset Securitisation LLC
0.170%, due 05/20/14	53,500,000	53,495,200
0.177%, due 07/15/14[1,3]	200,000,000	200,000,000
Gemini Securitization Corp. LLC
0.100%, due 05/01/14	5,000,000	5,000,000
0.240%, due 07/16/14	98,000,000	97,950,347
0.240%, due 07/16/14	100,000,000	99,949,333
LMA Americas LLC
0.201%, due 05/09/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.182%, due 05/06/14[1]	162,000,000	162,000,000
0.183%, due 05/06/14[1]	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.212%, due 05/16/14[1,3]	100,000,000	100,000,000
0.202%, due 05/19/14[1]	70,000,000	70,000,000
		1,885,394,880
Banking-non-US—18.47%
Australia & New Zealand Banking Group Ltd.
0.152%, due 05/20/14[1]	50,000,000	50,000,000
0.192%, due 05/27/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 05/13/14	200,000,000	199,987,333
Commonwealth Bank of Australia
0.227%, due 05/23/14[1]	150,000,000	150,000,000
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	97,942,398

34

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
0.225%, due 07/30/14	$122,000,000	$121,931,375
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,993,194
0.170%, due 06/16/14	62,000,000	61,986,532
HSBC Bank PLC
0.286%, due 05/07/14[1]	45,600,000	45,600,772
0.270%, due 07/07/14[1]	83,400,000	83,411,453
Mizuho Funding LLC
0.195%, due 05/23/14	200,000,000	199,976,167
0.195%, due 06/02/14	100,000,000	99,982,667
0.195%, due 06/11/14	150,000,000	149,966,687
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 05/19/14	65,830,000	65,822,429
0.240%, due 07/07/14	50,000,000	49,977,667
0.230%, due 09/04/14	150,000,000	149,879,250
0.240%, due 10/08/14	100,000,000	99,893,333
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	253,000,000	252,940,967
United Overseas Bank Ltd.
0.190%, due 05/19/14	90,000,000	89,991,450
0.200%, due 05/22/14	170,000,000	169,980,167
0.200%, due 08/11/14	186,000,000	185,894,600
0.220%, due 08/11/14	100,000,000	99,937,667
Westpac Banking Corp.
0.222%, due 05/09/14[1]	87,000,000	87,000,000
0.257%, due 07/14/14[1]	125,000,000	125,000,000
		2,912,096,108
Banking-US—1.27%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,852,444
Natixis US Finance Co. LLC
0.110%, due 05/06/14	100,000,000	99,998,472
		199,850,916

35

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—3.47%
CNPC Finance HK Ltd.
0.410%, due 06/18/14	$150,000,000	$149,918,000
0.540%, due 07/09/14	67,800,000	67,729,827
0.410%, due 07/17/14	150,000,000	149,868,458
Sinopec Century Bright Capital Investment Ltd.
0.390%, due 05/15/14	29,000,000	28,995,602
0.400%, due 05/27/14	150,000,000	149,956,667
		546,468,554
Total commercial paper (cost—$5,543,810,458)		5,543,810,458
Non-US government agency—0.73%
Supranational—0.73%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.07%
Banking-non-US—4.85%
Barclays Bank PLC
0.485%, due 05/19/14[1,4]	225,000,000	225,000,000
0.485%, due 06/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.280%, due 07/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.282%, due 05/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—1.11%
Wells Fargo Bank N.A.
0.283%, due 06/16/14[1]	50,000,000	50,000,000
0.334%, due 06/23/14[1]	125,000,000	125,000,000
		175,000,000
Supranational—1.11%
International Bank for Reconstruction & Development
0.140%, due 05/01/14[1]	175,000,000	175,000,000
Total short-term corporate obligations (cost—$1,115,000,000)		1,115,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—13.64%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.060% due 05/01/14, collateralized by $21,480,000 Federal Farm Credit Bank, 0.280% due 09/19/16 and $60,081,000 Federal Home Loan Bank obligations, zero coupon due 05/01/14; (value—$81,600,022); proceeds: $80,000,133	$80,000,000	$80,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $29,022,800 US Treasury Bonds, 2.875% to 8.000% due 11/15/21 to 11/15/43, $7,779,300 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $91,127,000 US Treasury Note, 2.000% due 09/30/20; (value—$127,500,071); proceeds: $125,000,174	125,000,000	125,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $601,343,100 US Treasury Bond, 4.750% due 02/15/41; (value—$750,001,095); proceeds: $750,001,042	750,000,000	750,000,000
Repurchase agreement dated 04/30/14 with
Goldman Sachs & Co., 0.040% due 05/01/14,
collateralized by $2,600,000 Federal
Agricultural Mortgage Corp., 2.375%
due 07/22/15, $52,290,000 Federal Home
Loan Bank obligations, zero coupon to
3.250% due 08/08/14 to 07/30/25, $33,966,000
Federal Home Loan Mortgage Corp. obligations,
0.875% to 6.250% due 10/14/16 to 07/15/32,
$21,689,000 Federal National Mortgage
Association obligations, 0.750% to 1.250%
due 09/28/16 to 04/20/17 and $4,960,000
Tennessee Valley Authority, 3.500% to 4.625%
due 12/15/42 to 09/15/60; (value—$122,400,380);
proceeds: $120,000,133	120,000,000	120,000,000

37

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 05/01/14, collateralized by $570,973,448 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 04/01/44 and $612,065,031 Federal National Mortgage Association obligations, 2.368% to 10.500% due 03/25/19 to 01/01/44; (value—$255,000,000); proceeds:$250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 03/10/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 05/07/14, collateralized by $1,473,401,833 various asset-backed convertible bonds, zero coupon to 49.440% due 12/15/20 to 05/15/52; (value—$106,936,797); proceeds: $100,077,333[5]	100,000,000	100,000,000
Repurchase agreement dated 04/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 06/04/14, collateralized by $3,721,623,416 various asset-backed convertible bonds, zero coupon to 36.567% due 02/12/15 to 12/29/99; (value—$398,724,036); proceeds: $375,223,542[4,5]	375,000,000	375,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $535,000 Federal National Mortgage Association obligations, 2.260% due 10/17/22; (value—$506,531); proceeds: $495,000	495,000	495,000

38

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with Toronto-Dominion Bank, 0.060% due 05/01/14, collateralized by $126,569,925 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 05/01/26 to 03/01/43 and $493,676,918 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 04/01/43; (value—$357,000,001); proceeds: $350,000,583	$350,000,000	$350,000,000
Total repurchase agreements (cost—$2,150,495,000)		2,150,495,000
Total investments (cost—$15,760,138,043 which approximates cost for federal income tax purposes)—99.98%		15,760,138,043
Other assets in excess of liabilities—0.02%		3,598,985
Net assets—100.00%		$15,763,737,028

Affiliated issuer activity

The table below details the Fund's transaction activity in an affiliated issuer during the year ended April 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the year ended 04/30/14	Sales during the year ended 04/30/14	Value at 04/30/14	Net income earned from affiliate for the year ended 04/30/14
UBS Private Money Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$69

39

Prime Master Fund

Statement of net assets—April 30, 2014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$779,020,328	$—	$779,020,328
Time deposits	—	2,176,000,000	—	2,176,000,000
Certificates of deposit	—	3,880,812,257	—	3,880,812,257
Commercial paper	—	5,543,810,458	—	5,543,810,458
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,115,000,000	—	1,115,000,000
Repurchase agreements	—	2,150,495,000	—	2,150,495,000
Total	$—	$15,760,138,043	$—	$15,760,138,043

At April 30, 2014, there were no transfers between Level 1 and Level 2.

40

Prime Master Fund

Statement of net assets—April 30, 2014

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	35.1%
France	12.2
Japan	11.7
Singapore	6.9
Canada	6.7
Sweden	6.3
Australia	4.8
Austria	3.8
China	3.5
United Kingdom	3.4
Netherlands	2.7
Finland	1.1
Germany	1.0
Norway	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.49% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid securities as of April 30, 2014

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2014.

See accompanying notes to financial statements
41

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government obligations—25.08%
US Treasury Bills[1]
0.090%, due 05/15/14	$250,000,000	$249,991,250
0.105%, due 05/15/14	150,000,000	149,993,875
0.093%, due 06/05/14	175,000,000	174,982,986
0.095%, due 08/14/14	40,000,000	39,988,917
0.110%, due 08/14/14	195,000,000	194,942,906
0.075%, due 09/11/14	150,000,000	149,958,438
0.070%, due 09/25/14	300,000,000	299,914,250
US Treasury Notes
2.250%, due 05/31/14	125,000,000	125,216,898
0.750%, due 06/15/14	250,000,000	250,201,039
0.250%, due 06/30/14	175,000,000	175,042,969
2.625%, due 06/30/14	150,000,000	150,606,911
0.625%, due 07/15/14	250,000,000	250,264,560
2.625%, due 07/31/14	100,000,000	100,617,830
4.250%, due 08/15/14	200,000,000	202,396,243
2.375%, due 08/31/14	50,000,000	50,368,241
2.375%, due 09/30/14	50,000,000	50,460,067
4.250%, due 11/15/14	380,000,000	388,433,887
0.250%, due 01/15/15	135,000,000	135,069,371
Total US government obligations (cost—$3,138,450,638)		3,138,450,638
Repurchase agreements—72.38%
Repurchase agreement dated 04/24/14 with Barclays Capital, Inc., 0.040% due 05/01/14, collateralized by $3,200 US Treasury Bond, 3.750% due 08/15/41, $448,911,800 US Treasury Notes, 0.250% to 3.000% due 06/15/14 to 05/15/23, $9,889,900 US Treasury Bonds Principal Strips, zero coupon due 11/15/28 to 11/15/41 and $806,273,321 US Treasury Bonds Strips, zero coupon due 05/15/24 to 05/15/32; (value—$1,020,000,008); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
42

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/14 with BNP Paribas Securities Corp., 0.050% due 05/06/14, collateralized by $122,174,200 US Treasury Bill, zero coupon due 04/02/15, $151,251,200 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $129,431,400 US Treasury Inflation Index Notes, 0.375% to 2.000% due 01/15/15 to 07/15/23, $14,440,900 US Treasury Bond Principal Strip, zero coupon due 11/15/40 and $37,010,511 US Treasury Bond Strip, zero coupon due 08/15/19; (value—$510,000,071); proceeds: $500,004,861	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/14 with BNP Paribas Securities Corp., 0.050% due 05/01/14, collateralized by $427,289,300 US Treasury Notes, 0.750% to 1.625% due 10/31/17 to 04/30/19; (value—$423,300,084); proceeds: $415,000,576	415,000,000	415,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank, 0.050% due 05/01/14, collateralized by $168,020,676 US Treasury Notes, 0.625% to 2.000% due 04/30/16 to 12/15/16, $85,605,100 US Treasury Bonds Principal Strips, zero coupon due 05/15/18 to 11/15/43 and $313,644,326 US Treasury Bonds Strips, zero coupon due 05/15/15 to 05/15/41; (value—$433,500,053); proceeds: $425,000,590	425,000,000	425,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $3,386,714,000 US Treasury Bond, 3.750% due 08/15/41; (value—$3,600,005,000); proceeds: $3,600,005,000	3,600,000,000	3,600,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/14 with
Goldman Sachs & Co., 0.050% due 05/01/14,
collateralized by $38,525,400 US Treasury Bills,
zero coupon due 06/05/14 to 09/04/14,
$72,582,654 US Treasury Bonds, 2.875% to 9.000%
due 05/15/16 to 05/15/43, $1,384,800
US Treasury Inflation Index Bond, 2.500%
due 01/15/29, $525,928,824 US Treasury
Inflation Index Notes, 0.125% to 2.625%
due 07/15/15 to 07/15/23, $36,723,330
US Treasury Bonds Principal Strips, zero coupon
due 05/15/20 to 05/15/42, $253,581,100
US Treasury Notes, 0.125% to 5.125%
due 05/31/14 to 02/15/24 and $122,157,378
US Treasury Bonds Strips, zero coupon due 02/15/16
to 11/15/39; (value—$1,020,000,076);
proceeds: $1,000,041,667[2]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $730,676,800 US Treasury Bonds, 4.625% due 02/15/40 and $191,435,824 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/27; (value—$1,020,000,000); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $95,455,200 US Treasury Bonds, 4.625% due 02/15/40, $59,912,400 US Treasury Note, 0.875% due 11/30/16 and $275,185,425 US Treasury Bonds Strips, zero coupon due 08/15/25; (value—$372,300,084); proceeds: $365,000,406	365,000,000	365,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $215,000 US Treasury Note, 2.000% due 02/28/21; (value—$212,488); proceeds: $207,000	207,000	207,000

44

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/14 with Toronto-Dominion Bank, 0.050% due 05/01/14, collateralized by $51,262,300 US Treasury Bills, zero coupon due 05/29/14 to 03/05/15, $54,171,000 US Treasury Bonds, 2.750% to 11.250% due 02/15/15 to 11/15/43 and $449,543,800 US Treasury Notes, 0.125% to 5.125% due 05/15/14 to 02/15/24; (value—$561,000,083); proceeds: $550,005,347	$550,000,000	$550,000,000
Repurchase agreement dated 04/29/14 with Toronto-Dominion Bank, 0.050% due 05/06/14, collateralized by $5,636,200 US Treasury Bond, 7.500% due 11/15/24 and $196,926,900 US Treasury Notes, 0.250% to 1.000% due 08/15/15 to 08/31/19; (value—$204,000,080); proceeds: $200,001,944	200,000,000	200,000,000
Total repurchase agreements (cost—$9,055,207,000)		9,055,207,000
Total investments (cost—$12,193,657,638 which approximates cost for federal income tax purposes)—97.46%		12,193,657,638
Other assets in excess of liabilities—2.54%		317,499,084
Net assets—100.00%		$12,511,156,722

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,138,450,638	$—	$3,138,450,638
Repurchase agreements	—	9,055,207,000	—	9,055,207,000
Total	$—	$12,193,657,638	$—	$12,193,657,638

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
45

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—84.17%
Alabama—1.03%
Birmingham Special Care Facilities Financing Authority Revenue Refunding (Methodist Home Aging), 0.120% VRD	$4,755,000	$4,755,000
University of Alabama Revenue (University Hospital), Series C, 0.130% VRD	9,600,000	9,600,000
		14,355,000
Alaska—1.95%
Alaska International Airports Revenue Refunding (System), Series A, 0.090% VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,155,187
		27,155,187
Arizona—1.20%
AK-Chin Indian Community Revenue, 0.140% VRD	6,700,000	6,700,000
Arizona State Tax Anticipation Notes (Unemployment Insurance), Series A, 1.500%, due 05/07/14	3,000,000	3,000,653
Series B, 1.500%, due 05/21/14	3,000,000	3,002,162
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.100% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.140% VRD[1,2]	3,750,000	3,750,000
		16,752,815
California—4.13%
California State, Series A-1, 2.000%, due 05/28/14	5,155,000	5,161,815
Series A-2, 2.000%, due 06/23/14	7,700,000	7,719,749

46

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.080% VRD	$1,885,000	$1,885,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100% VRD	7,200,000	7,200,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	10,000,000	10,029,852
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.120% VRD	4,400,000	4,400,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.130% VRD	3,300,000	3,300,000
Santa Clara Electric Revenue, Subseries B, 0.100% VRD	6,110,000	6,110,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110% VRD	6,600,000	6,600,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.100% VRD	5,000,000	5,000,000
		57,406,416
Colorado—0.83%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.090% VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/27/14	5,000,000	5,014,177
Denver City & County Certificates of Participation Refunding, Series A1, 0.090% VRD	4,445,000	4,445,000
		11,479,177

47

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.73%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.070% VRD	$10,200,000	$10,200,000
District of Columbia—0.52%
District of Columbia Revenue (German Marshall Fund of the United States), 0.120% VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.100% VRD	3,285,000	3,285,000
		7,285,000
Florida—2.95%
Gainesville Utilities System Revenue, Series A, 0.120% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080% VRD	24,685,000	24,685,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.090%, VRD	8,080,000	8,080,000
Subseries B-1, 0.110%, VRD	5,840,000	5,840,000
		41,080,000
Georgia—1.17%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	9,050,000	9,050,000
Series B-2, 0.110%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.43%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	6,000,000	6,017,812

48

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—9.51%
City of Chicago, Series D-1, 0.090%, VRD	$21,540,000	$21,540,000
Series D-2, 0.090%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.090% VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.120% VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.120% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.090% VRD	14,550,000	14,550,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160% VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070% VRD	7,500,000	7,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	6,300,000	6,300,000
Illinois State, Series B-5, 0.100%, VRD	5,000,000	5,000,000
Series B-6, 0.100%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.100% VRD	4,060,000	4,060,000
		132,250,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—4.85%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.110% VRD	$4,400,000	$4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070% VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.090% VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.110% VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.130% VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.140% VRD	2,600,000	2,600,000
		67,470,000
Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.100% VRD	2,485,000	2,485,000
Kansas—1.49%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.110%, VRD	5,080,000	5,080,000
Series B-3, 0.110%, VRD	9,440,000	9,440,000
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.090% VRD	6,200,000	6,200,000
		20,720,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—1.42%
Shelby County Lease Revenue, Series A, 0.080% VRD	$10,000,000	$10,000,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.080% VRD	6,780,000	6,780,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.130% VRD	2,935,000	2,935,000
		19,715,000
Louisiana—0.87%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.080% VRD	6,200,000	6,200,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.080% VRD	5,950,000	5,950,000
		12,150,000
Maryland—1.59%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.090%, VRD	2,400,000	2,400,000
Series B, 0.100%, VRD	8,700,000	8,700,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		22,100,000
Massachusetts—3.05%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,099,000	1,099,000
0.110%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.120% VRD[1,2]	10,000,000	10,000,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.090% VRD	$2,795,000	$2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.070% VRD	1,990,000	1,990,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.130% VRD	24,500,000	24,500,000
		42,476,000
Michigan—1.06%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.080% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.110% VRD	1,145,000	1,145,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.130% VRD	9,700,000	9,700,000
		14,745,000
Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.130% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E, 5.000%, due 08/01/14	6,000,000	6,072,624
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.070% VRD	1,850,000	1,850,000
		16,372,624

52

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—1.23%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series E, 0.070%, VRD	$7,300,000	$7,300,000
Series G, 0.070%, VRD	4,000,000	4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.070%, VRD	1,800,000	1,800,000
		17,100,000
Missouri—1.36%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.100% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.100% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.070%, VRD	2,300,000	2,300,000
0.070%, VRD	9,600,000	9,600,000
		18,860,000
Nebraska—0.66%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.100% VRD	9,145,000	9,145,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.100% VRD	5,000,000	5,000,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—9.23%
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	$6,686,085	$6,694,486
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.100% VRD	9,600,000	9,600,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.100% VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.100% VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.120% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.080% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.060% VRD	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	7,800,000	7,800,000
0.070%, VRD	13,200,000	13,200,000
New York City, Series F, Subseries F-3, 0.080% VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.120% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College), 0.090% VRD	2,750,000	2,750,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130% VRD	$1,960,000	$1,960,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.080% VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	1,000,000	1,000,000
Series D, 0.110%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.090% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.100% VRD	4,700,000	4,700,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.080% VRD	5,975,000	5,975,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.100% VRD	3,870,000	3,870,000
		128,374,486
North Carolina—5.34%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.120% VRD	35,685,000	35,685,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	$2,200,000	$2,200,000
Series H, 0.070%, VRD	18,405,000	18,405,000
Guilford County, Series B, 0.110% VRD	1,855,000	1,855,000
New Hanover County (School), 0.130% VRD	2,115,000	2,115,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University), 0.120% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.100% VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,077,783
University of North Carolina Chapel Hill Revenue, Series B, 0.100% VRD	1,300,000	1,300,000
		74,252,783
Ohio—3.90%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.140% VRD	18,855,000	18,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.130% VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.100% VRD	6,800,000	6,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110% VRD	10,900,000	10,900,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.120% VRD	$1,980,000	$1,980,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.090% VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B, 0.110% VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.130% VRD[1,2]	2,845,000	2,845,000
		54,195,000
Oregon—2.49%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.100% VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.090% VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	25,000,000	25,082,348
		34,672,348
Pennsylvania—6.22%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.090% VRD	15,825,000	15,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110% VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.090% VRD	23,015,000	23,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.090% VRD	2,000,000	2,000,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B, 0.120%, VRD	$9,180,000	$9,180,000
Series B-3, 0.110%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.100% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.120% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120% VRD	5,260,000	5,260,000
		86,515,000
Tennessee—0.49%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.120% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B, 0.120% VRD	2,350,000	2,350,000
		6,850,000
Texas—6.64%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110% VRD[1,2]	7,750,000	7,750,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
City of Houston Tax & Revenue Anticipation Notes, 1.500%, due 06/30/14	$8,000,000	$8,017,323
2.000%, due 06/30/14	1,000,000	1,002,985
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.080% VRD	3,700,000	3,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.080% VRD	19,880,000	19,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.120% VRD	4,785,000	4,785,000
Texas (JP Morgan PUTTERs, Series 3238), 0.130% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	40,000,000	40,236,289
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.130% VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.100% VRD	1,500,000	1,500,000
		92,366,597
Utah—0.80%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070% VRD	11,160,000	11,160,000
Vermont—0.52%
Winooski Special Obligation Refunding, Series A, 0.070% VRD	7,260,000	7,260,000
Virginia—0.98%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.120% VRD	10,700,000	10,700,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.090% VRD	$3,000,000	$3,000,000
		13,700,000
Washington—3.75%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.130% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.120% VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.080% VRD	19,000,000	19,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.120% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130% VRD	3,750,000	3,750,000
		52,120,000
Wyoming—0.06%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,170,836,245)		1,170,836,245
Tax-exempt commercial paper—15.70%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.130%, due 07/09/14	6,000,000	6,000,000
Connecticut—0.72%
Yale University, 0.060%, due 05/07/14	10,000,000	10,000,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.76%
Illinois Educational Facilities Authority Revenue, 0.090%, due 08/05/14	$10,615,000	$10,615,000
Maryland—1.79%
Johns Hopkins University, 0.060%, due 05/05/14	6,900,000	6,900,000
Montgomery County, 0.070%, due 05/05/14	10,000,000	10,000,000
0.070%, due 05/05/14	8,000,000	8,000,000
		24,900,000
Minnesota—2.16%
Mayo Clinic, 0.110%, due 05/13/14	20,000,000	20,000,000
0.120%, due 09/03/14	10,000,000	10,000,000
		30,000,000
Missouri—1.97%
University of Missouri, 0.070%, due 06/04/14	11,778,000	11,778,000
0.070%, due 06/11/14	15,605,000	15,605,000
		27,383,000
Tennessee—1.22%
Vanderbilt University, 0.140%, due 05/06/14	9,000,000	9,000,000
0.120%, due 11/04/14	8,000,000	8,000,000
		17,000,000
Texas—3.59%
Dallas Area Rapid Transit, 0.090%, due 05/13/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County, 0.100%, due 05/15/14	17,950,000	17,950,000
University of Texas, 0.060%, due 05/14/14	12,000,000	12,000,000
0.070%, due 06/02/14	10,000,000	10,000,000
		49,950,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—2.34%
University of Virginia, 0.080%, due 05/05/14	$6,000,000	$6,000,000
0.060%, due 05/06/14	7,000,000	7,000,000
0.070%, due 06/05/14	9,535,000	9,535,000
0.070%, due 06/10/14	10,000,000	10,000,000
		32,535,000
Washington—0.72%
University of Washington, 0.100%, due 06/04/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$218,383,000)		218,383,000
Total investments (cost—$1,389,219,245 which approximates cost for federal income tax purposes)—99.87%		1,389,219,245
Other assets in excess of liabilities—0.13%		1,818,278
Net assets—100.00%		$1,391,037,523

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,170,836,245	$—	$1,170,836,245
Tax-exempt commercial paper	—	218,383,000	—	218,383,000
Total	$—	$1,389,219,245	$—	$1,389,219,245

At April 30, 2014, there were no transfers between Level 1 and Level 2.

62

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2014 and reset periodically.

See accompanying notes to financial statements
63

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

64

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

65

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Tax-Free Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

66

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	35 days	41 days	47 days
Net assets (bln)	$15.8	$17.5	$19.1
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Commercial paper	35.2%	44.8%	36.0%
Certificates of deposit	24.6	16.8	29.5
Time deposits	13.8	14.0	3.8
Repurchase agreements	13.6	13.3	10.3
Short-term corporate obligations	7.1	5.1	2.5
US government and agency obligations	5.0	6.0	17.8
Non-US government agency	0.7	—	—
Other assets less liabilities	0.0[3]	0.0[3]	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	27 days	48 days	53 days
Net assets (bln)	$12.5	$12.9	$12.2
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Repurchase agreements	72.4%	62.1%	55.5%
US government obligations	25.1	36.5	44.4
Other assets less liabilities	2.5	1.4	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	23 days	34 days	19 days
Net assets (bln)	$1.4	$1.6	$1.6
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Municipal bonds and notes	84.2%	85.1%	81.2%
Tax-exempt commercial paper	15.7	14.8	18.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Statement of operations
For the year ended April 30, 2014

	Prime Master Fund	Treasury Master Fund	Tax-Free Master Fund
Investment income:
Interest	$38,116,477	$8,939,664	$1,349,710
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	287	—	—
	38,116,764	8,939,664	1,349,710
Expenses:
Investment advisory and administration fees	17,929,778	13,130,406	1,559,345
Trustees' fees	97,873	80,787	23,555
	18,027,651	13,211,193	1,582,900
Fee waivers by investment advisor	—	(5,638,580)	(466,570)
Net expenses	18,027,651	7,572,613	1,116,330
Net investment income	20,089,113	1,367,051	233,380
Net realized gain	199,522	111,413	107,759
Net increase in net assets resulting from operations	$20,288,635	$1,478,464	$341,139

See accompanying notes to financial statements
70

See accompanying notes to financial statements
71

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
Prime Master Fund
From operations:
Net investment income	$20,089,113	$36,187,378
Net realized gain	199,522	77,976
Net increase in net assets resulting from operations	20,288,635	36,265,354
Net increase (decrease) in net assets from beneficial interest transactions	(3,394,160,779)	3,412,781,376
Net increase (decrease) in net assets	(3,373,872,144)	3,449,046,730
Net assets:
Beginning of year	19,137,609,172	15,688,562,442
End of year	$15,763,737,028	$19,137,609,172
Treasury Master Fund
From operations:
Net investment income	$1,367,051	$7,062,500
Net realized gain	111,413	156,317
Net increase in net assets resulting from operations	1,478,464	7,218,817
Net increase (decrease) in net assets from beneficial interest transactions	284,127,950	(826,052,247)
Net increase (decrease) in net assets	285,606,414	(818,833,430)
Net assets:
Beginning of year	12,225,550,308	13,044,383,738
End of year	$12,511,156,722	$12,225,550,308
Tax-Free Master Fund
From operations:
Net investment income	$233,380	$922,996
Net realized gain	107,759	79,573
Net increase in net assets resulting from operations	341,139	1,002,569
Net increase (decrease) in net assets from beneficial interest transactions	(165,629,447)	394,531,710
Net increase (decrease) in net assets	(165,288,308)	395,534,279
Net assets:
Beginning of year	1,556,325,831	1,160,791,552
End of year	$1,391,037,523	$1,556,325,831

See accompanying notes to financial statements
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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

	Year ended April 30,	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[1]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of year (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[1]	0.06%	0.10%[1]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of year (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[1]	0.10%[1]	0.10%	0.10%[1]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of year (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

1  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements.
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75

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

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Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

77

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

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Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,338,305, $684,250 and $101,551, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At April 30, 2014, UBS Global AM owed $24,036, $22,414 and $6,126 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees

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Notes to financial statements

in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Master Fund $25,271 for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $5,638,580 and $466,570 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's

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Master Trust

Notes to financial statements

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,292,751,356
Treasury Master Fund	499,863,184
Tax-Free Master Fund	492,499,550

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At April 30, 2014, the Master Funds did not have any securities on loan.

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Master Trust

Notes to financial statements

Bank line of credit

Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $75 million credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2014, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Tax-Free Master Fund ceased participating in the Committed Credit Facility on November 19, 2013.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2014	2013
Contributions	$49,173,642,552	$57,931,411,710
Withdrawals	(52,567,803,331)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(3,394,160,779)	$3,412,781,376
	For the years ended April 30,
Treasury Master Fund	2014	2013
Contributions	$25,983,033,439	$28,344,203,263
Withdrawals	(25,698,905,489)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$284,127,950	$(826,052,247)

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Notes to financial statements

	For the years ended April 30,
Tax-Free Master Fund	2014	2013
Contributions	$1,704,139,597	$2,891,282,474
Withdrawals	(1,869,769,044)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(165,629,447)	$394,531,710

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2014, that there were no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

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Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the "Trust") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2014, the results of their operations for the year then ended,

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Report of independent registered public accounting firm (concluded)

the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

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General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

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UBS Select Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds' Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

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Supplemental information (unaudited)

89

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Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

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Supplemental information (unaudited)

91

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Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 74 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 12th Floor New York, NY 10019	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

92

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Supplemental information (unaudited)

93

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Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

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Supplemental information (unaudited)

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Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary) Since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

97

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 1999

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

99

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

101

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

102

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

103

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

104

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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112

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Institutional Funds

Annual Report

April 30, 2014

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

June 25, 2014

Dear shareholder,

We present you with the annual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the "Funds"), for the 12 months ended April 30, 2014.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Institutional Fund: 0.02% as of April 30, 2014, versus 0.07% as of April 30, 2013.

•  UBS Select Treasury Institutional Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

•  UBS Select Tax-Free Institutional Fund: 0.01% as of April 30, 2014, versus 0.03% as of April 30, 2013.

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 10 and 11.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  After three consecutive years of generally modest growth, the overall US economy contracted in the first quarter of 2014. Looking

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;
UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:

Monthly

(continued on next page)

1

UBS Select Institutional Funds

back, gross domestic product ("GDP") growth in the US was 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter of 2011. The Commerce Department then reported that fourth quarter 2013 GDP growth was 2.6%. In its third estimate, the Commerce Department stated that GDP contracted at a 2.9% seasonally-adjusted annual rate in the first quarter of 2014.1 This was the first negative reading since the first quarter of 2011 and was partially attributed to severe winter weather in parts of the country.

Q.  How did the Federal Reserve Board (the "Fed") react to the economic environment?

A.  The Fed took a number of actions during the reporting period. Looking back, at his press conference following the central bank's meeting in June 2013, Fed Chairman Ben Bernanke signaled that the Fed might moderate the pace of its monthly bond purchases later in the year. However, at its meeting in September 2013, the Fed surprised the market by delaying the tapering of its asset purchases. At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying "Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month rather than $45 billion per month." The Fed has been led

UBS Select Tax-Free Institutional Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1  Based on the Commerce Department's announcement on June 25, 2014, after the reporting period had ended.

2

UBS Select Institutional Funds

by its new Chair, Janet Yellen, since she was sworn in on February 3, 2014.

  At its meetings in January, March and April 2014, the Fed said it would further taper its asset purchases, in each case paring its purchases a total of $10 billion per month. Beginning in May, the Fed began buying a total of $45 billion per month ($20 billion of agency mortgage-backed securities and $25 billion of longer-term Treasuries). The Fed also said its "...sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the Committee's dual mandate." The Fed's dual mandate is to promote maximum sustainable employment and price stability, which is usually interpreted as low and stable inflation.

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity ("WAM") throughout the 12-month review period. When the reporting period began, Prime Master Fund had a WAM of 47 days. By the end of the period, we had shortened Prime Master Fund's WAM to 35 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping Prime Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (Prime Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

3

UBS Select Institutional Funds

  At the security level, we increased Prime Master Fund's exposure to time deposits and, to lesser extents, repurchase agreements, short-term corporate obligations and non-US government agencies. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we significantly decreased Prime Master Fund's exposures to US government and agency obligations, as well as paring its allocation to certificates of deposit and commercial paper.

•  The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased; at period end on April 30, 2014, it was 27 days. At the security level, we increased Treasury Master Fund's exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 19 days when the reporting period began. We tactically adjusted Tax-Free Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 23 days. Over the review period, we modestly increased Tax-Free Master Fund's allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Despite the Fed beginning to taper its monthly asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is on a better footing than it was a year ago. In particular, the housing market has shown signs of improvement and the unemployment rate has moderated somewhat and is currently 6.3%. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Against this backdrop, we feel that the economy will likely continue

4

UBS Select Institutional Funds

to expand, albeit at a relatively modest pace. We anticipate continuing to manage the investments focusing on risk and liquidity.

  Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the "SEC") issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC's proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Managing Director
UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Institutional Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2014. The views and opinions in the letter were current as of June 25, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Institutional Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Institutional Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Institutional Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Treasury Institutional Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

UBS Select Tax-Free Institutional Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers[1]	0.02%	0.03%	0.07%
Seven-day effective yield after fee waivers[1]	0.02	0.03	0.07
Seven-day current yield before fee waivers[1]	0.02	0.03	0.07
Seven-day effective yield before fee waivers[1]	0.02	0.03	0.07
Weighted average maturity[2]	35 days	41 days	47 days
Net assets (bln)	$4.4	$5.2	$6.0

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.11)	(0.11)	(0.07)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.11)	(0.11)	(0.07)
Weighted average maturity[2]	27 days	48 days	53 days
Net assets (bln)	$4.3	$4.8	$4.4

10

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.03%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.03
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.06)	(0.08)	0.03
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.06)	(0.08)	0.03
Weighted average maturity[2]	23 days	34 days	19 days
Net assets (mm)	$483.3	$509.5	$563.8

1  Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Institutional Funds

Statement of assets and liabilities
April 30, 2014

	UBS Select Prime Institutional Fund	UBS Select Treasury Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$4,385,620,592; $4,282,829,511 and $483,312,019, respectively, which approximates cost for federal income tax purposes)	$4,385,620,592	$4,282,829,511
Receivable from affiliate	—	10,676
Total assets	4,385,620,592	4,282,840,187
Liabilities:
Payable to affiliate	283,583	—
Dividends payable to shareholders	93,815	36,626
Total liabilities	377,398	36,626
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,385,242,944; 4,282,780,907 and 483,280,553 outstanding, respectively	4,385,242,944	4,282,780,907
Accumulated net realized gain	250	22,654
Net assets	$4,385,243,194	$4,282,803,561
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements
12

UBS Select Tax-Free Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$4,385,620,592; $4,282,829,511 and $483,312,019, respectively, which approximates cost for federal income tax purposes)	$483,312,019
Receivable from affiliate	3,384
Total assets	483,315,403
Liabilities:
Payable to affiliate	—
Dividends payable to shareholders	4,097
Total liabilities	4,097
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,385,242,944; 4,282,780,907 and 483,280,553 outstanding, respectively	483,280,309
Accumulated net realized gain	30,997
Net assets	$483,311,306
Net asset value per share	$1.00

See accompanying notes to financial statements
13

UBS Select Institutional Funds

Statement of operations
For the year ended April 30, 2014

	UBS Select Prime Institutional Fund	UBS Select Treasury Institutional Fund
Investment income:
Interest income allocated from Master	$10,782,070	$3,227,647
Securities lending income allocated from Master	84	—
Expenses allocated from Master	(5,084,194)	(4,758,739)
Expense waiver allocated from Master	—	2,023,906
Net investment income allocated from Master	5,697,960	492,814
Expenses:
Administration fees	4,024,786	3,765,282
Trustees' fees	42,187	41,719
	4,066,973	3,807,001
Fee waivers and/or Trustees' fees reimbursement by administrator	(734)	(3,790,056)
Net expenses	4,066,239	16,945
Net investment income	1,631,721	475,869
Net realized gain allocated from Master	57,553	40,879
Net increase in net assets resulting from operations	$1,689,274	$516,748

See accompanying notes to financial statements
14

UBS Select Tax-Free Institutional Fund
Investment income:
Interest income allocated from Master	$447,780
Securities lending income allocated from Master	—
Expenses allocated from Master	(517,301)
Expense waiver allocated from Master	147,855
Net investment income allocated from Master	78,334
Expenses:
Administration fees	396,222
Trustees' fees	17,586
413,808
Fee waivers and/or Trustees' fees reimbursement by administrator	(387,252)
Net expenses	26,556
Net investment income	51,778
Net realized gain allocated from Master	35,567
Net increase in net assets resulting from operations	$87,345

See accompanying notes to financial statements
15

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$1,631,721	$6,931,386
Net realized gain	57,553	26,182
Net increase in net assets resulting from operations	1,689,274	6,957,568
Dividends and distributions to shareholders from:
Net investment income	(1,631,721)	(6,931,386)
Net realized gains	(65,870)	(99,015)
Total dividends and distributions to shareholders	(1,697,591)	(7,030,401)
Net decrease in net assets from beneficial interest transactions	(1,636,087,200)	(652,195,191)
Net decrease in net assets	(1,636,095,517)	(652,268,024)
Net assets:
Beginning of year	6,021,338,711	6,673,606,735
End of year	$4,385,243,194	$6,021,338,711
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
16

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$475,869	$448,272
Net realized gain	40,879	44,604
Net increase in net assets resulting from operations	516,748	492,876
Dividends and distributions to shareholders from:
Net investment income	(475,869)	(448,272)
Net realized gains	(51,035)	(12,079)
Total dividends and distributions to shareholders	(526,904)	(460,351)
Net decrease in net assets from beneficial interest transactions	(69,081,230)	(261,868,776)
Net decrease in net assets	(69,091,386)	(261,836,251)
Net assets:
Beginning of year	4,351,894,947	4,613,731,198
End of year	$4,282,803,561	$4,351,894,947
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
17

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$51,778	$85,922
Net realized gain	35,567	33,283
Net increase in net assets resulting from operations	87,345	119,205
Dividends and distributions to shareholders from:
Net investment income	(51,778)	(85,922)
Net realized gains	(38,097)	(33,101)
Total dividends and distributions to shareholders	(89,875)	(119,023)
Net decrease in net assets from beneficial interest transactions	(80,465,986)	(199,538,632)
Net decrease in net assets	(80,468,516)	(199,538,450)
Net assets:
Beginning of year	563,779,822	763,318,272
End of year	$483,311,306	$563,779,822
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.11%	0.13%	0.17%	0.18%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.19%
Expenses after fee waivers[3]	0.18%	0.18%	0.17%	0.14%	0.18%
Net investment income[3]	0.03%	0.11%	0.12%	0.17%	0.19%
Supplemental data:
Net assets, end of year (000's)	$4,385,243	$6,021,339	$6,673,607	$9,864,015	$9,833,173

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.06%	0.14%	0.07%	0.17%	0.18%
Net investment income[3]	0.01%	0.01%	0.01%	0.02%	0.04%
Supplemental data:
Net assets, end of year (000's)	$4,282,804	$4,351,895	$4,613,731	$3,276,720	$4,734,438

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
20

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	0.02%	0.10%	0.11%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.21%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.08%	0.15%	0.14%	0.18%	0.20%
Net investment income[3]	0.01%	0.01%	0.02%	0.10%	0.11%
Supplemental data:
Net assets, end of year (000's)	$483,311	$563,780	$763,318	$1,005,321	$1,293,683

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.
See accompanying notes to financial statements
21

UBS Select Institutional Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund ("Prime Institutional Fund") (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund ("Treasury Institutional Fund") (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund ("Tax-Free Institutional Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a "Master Fund"), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a "feeder fund" that invests substantially all of its assets in a corresponding "master fund"—Tax-Free Master Fund (also a "Master Fund" and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (27.82% for Prime Institutional Fund, 34.23% for Treasury Institutional Fund and 34.74% for Tax-Free Institutional Fund at April 30, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership

22

UBS Select Institutional Funds

Notes to financial statements

interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

23

UBS Select Institutional Funds

Notes to financial statements

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund's average daily net assets. At April 30, 2014, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $293,969, $295,371 and $33,150, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any

24

UBS Select Institutional Funds

Notes to financial statements

transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds' independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund's average daily net assets. At April 30, 2014, the amounts payable by the Funds for independent trustees' fees were $10,386, $10,684 and $4,517 for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS Global AM has undertaken to waive fees and/or reimburse trustees' fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $295,363 and $32,017, respectively, for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $734, $3,790,056 and $387,252 for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Institutional Fund	2014	2013
Shares sold	18,731,568,975	27,048,123,002
Shares repurchased	(20,369,233,847)	(27,706,316,929)
Dividends reinvested	1,577,672	5,998,736
Net decrease in shares outstanding	(1,636,087,200)	(652,195,191)

25

UBS Select Institutional Funds

Notes to financial statements

	For the years ended April 30,
Treasury Institutional Fund	2014	2013
Shares sold	10,949,241,943	11,276,565,676
Shares repurchased	(11,018,807,207)	(11,538,867,693)
Dividends reinvested	484,034	433,241
Net decrease in shares outstanding	(69,081,230)	(261,868,776)
	For the years ended April 30,
Tax-Free Institutional Fund	2014	2013
Shares sold	562,325,273	669,474,314
Shares repurchased	(642,883,253)	(869,145,120)
Dividends reinvested	91,994	132,174
Net decrease in shares outstanding	(80,465,986)	(199,538,632)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was 57.61% and 72.19% tax-exempt income, 0.00% and 1.24% ordinary income and 42.39% and 26.57% long-term capital gain, respectively.

At April 30, 2014, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $94,065 for Prime Institutional Fund, (2) undistributed ordinary income of $59,280 for Treasury Institutional Fund, and (3) undistributed tax-exempt income of

26

UBS Select Institutional Funds

Notes to financial statements

$4,341 and undistributed long-term capital gains of $30,753 for Tax-Free Institutional Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2014, none of the Funds had capital loss carryforwards.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Select Institutional Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund and
UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the "Funds") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

28

UBS Select Institutional Funds

Report of independent registered public accounting firm (concluded)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

29

UBS Select Institutional Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site:
www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

30

UBS Select Institutional Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its "qualified short-term gains" (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2013 as short-term capital gain dividends.

Treasury Institutional Fund hereby designates 90.31% and 9.69% of the ordinary income dividends paid during the fiscal year ended April 30, 2014 as interest related dividends and qualified short-term gain dividends, respectively.

31

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.94%
Federal Farm Credit Bank
0.280%, due 05/01/14[1]	$50,000,000	$50,034,577
0.130%, due 07/17/14[2]	100,000,000	99,972,195
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,998,578
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,836,875
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,959,896
US Treasury Notes
2.250%, due 05/31/14	180,000,000	180,312,334
2.375%, due 08/31/14	123,000,000	123,905,873
Total US government and agency obligations (cost—$779,020,328)		779,020,328
Time deposits—13.81%
Banking-non-US—13.81%
Credit Agricole Corporate & Investment Bank
0.090%, due 05/01/14	545,000,000	545,000,000
Erste Bank AB, Grand Cayman
0.160%, due 05/01/14	600,000,000	600,000,000
Natixis
0.090%, due 05/01/14	231,000,000	231,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 05/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.070%, due 05/01/14	300,000,000	300,000,000
Total time deposits (cost—$2,176,000,000)		2,176,000,000
Certificates of deposit—24.62%
Banking-non-US—23.52%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	232,000,000	232,000,000
0.325%, due 07/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 05/30/14	350,000,000	350,000,000

32

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 05/01/14[1]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 05/06/14	246,000,000	246,000,000
0.350%, due 05/14/14	200,000,000	200,012,259
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 05/12/14	197,000,000	197,000,000
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	173,000,000	173,000,000
Natixis
0.222%, due 05/06/14[1]	150,000,000	150,000,000
0.215%, due 05/28/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.173%, due 05/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 05/06/14	450,000,000	450,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	71,800,000	71,799,998
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
0.277%, due 07/10/14[1]	150,000,000	150,000,000
Societe Generale
0.270%, due 05/30/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 05/05/14	148,000,000	148,000,000
Toronto-Dominion Bank
0.192%, due 05/22/14[1]	162,000,000	162,000,000
		3,707,812,257
Banking-US—1.10%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,880,812,257)		3,880,812,257

33

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—35.17%
Asset backed-miscellaneous—11.96%
Atlantic Asset Securitization LLC
0.183%, due 05/12/14[1]	$250,000,000	$250,000,000
0.182%, due 05/27/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.183%, due 05/14/14[1]	250,000,000	250,000,000
0.182%, due 05/21/14[1,3]	150,000,000	150,000,000
Cancara Asset Securitisation LLC
0.170%, due 05/20/14	53,500,000	53,495,200
0.177%, due 07/15/14[1,3]	200,000,000	200,000,000
Gemini Securitization Corp. LLC
0.100%, due 05/01/14	5,000,000	5,000,000
0.240%, due 07/16/14	98,000,000	97,950,347
0.240%, due 07/16/14	100,000,000	99,949,333
LMA Americas LLC
0.201%, due 05/09/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.182%, due 05/06/14[1]	162,000,000	162,000,000
0.183%, due 05/06/14[1]	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.212%, due 05/16/14[1,3]	100,000,000	100,000,000
0.202%, due 05/19/14[1]	70,000,000	70,000,000
		1,885,394,880
Banking-non-US—18.47%
Australia & New Zealand Banking Group Ltd.
0.152%, due 05/20/14[1]	50,000,000	50,000,000
0.192%, due 05/27/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 05/13/14	200,000,000	199,987,333
Commonwealth Bank of Australia
0.227%, due 05/23/14[1]	150,000,000	150,000,000
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	97,942,398

34

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
0.225%, due 07/30/14	$122,000,000	$121,931,375
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,993,194
0.170%, due 06/16/14	62,000,000	61,986,532
HSBC Bank PLC
0.286%, due 05/07/14[1]	45,600,000	45,600,772
0.270%, due 07/07/14[1]	83,400,000	83,411,453
Mizuho Funding LLC
0.195%, due 05/23/14	200,000,000	199,976,167
0.195%, due 06/02/14	100,000,000	99,982,667
0.195%, due 06/11/14	150,000,000	149,966,687
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 05/19/14	65,830,000	65,822,429
0.240%, due 07/07/14	50,000,000	49,977,667
0.230%, due 09/04/14	150,000,000	149,879,250
0.240%, due 10/08/14	100,000,000	99,893,333
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	253,000,000	252,940,967
United Overseas Bank Ltd.
0.190%, due 05/19/14	90,000,000	89,991,450
0.200%, due 05/22/14	170,000,000	169,980,167
0.200%, due 08/11/14	186,000,000	185,894,600
0.220%, due 08/11/14	100,000,000	99,937,667
Westpac Banking Corp.
0.222%, due 05/09/14[1]	87,000,000	87,000,000
0.257%, due 07/14/14[1]	125,000,000	125,000,000
		2,912,096,108
Banking-US—1.27%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,852,444
Natixis US Finance Co. LLC
0.110%, due 05/06/14	100,000,000	99,998,472
		199,850,916

35

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—3.47%
CNPC Finance HK Ltd.
0.410%, due 06/18/14	$150,000,000	$149,918,000
0.540%, due 07/09/14	67,800,000	67,729,827
0.410%, due 07/17/14	150,000,000	149,868,458
Sinopec Century Bright Capital Investment Ltd.
0.390%, due 05/15/14	29,000,000	28,995,602
0.400%, due 05/27/14	150,000,000	149,956,667
		546,468,554
Total commercial paper (cost—$5,543,810,458)		5,543,810,458
Non-US government agency—0.73%
Supranational—0.73%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.07%
Banking-non-US—4.85%
Barclays Bank PLC
0.485%, due 05/19/14[1,4]	225,000,000	225,000,000
0.485%, due 06/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.280%, due 07/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.282%, due 05/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—1.11%
Wells Fargo Bank N.A.
0.283%, due 06/16/14[1]	50,000,000	50,000,000
0.334%, due 06/23/14[1]	125,000,000	125,000,000
		175,000,000
Supranational—1.11%
International Bank for Reconstruction & Development
0.140%, due 05/01/14[1]	175,000,000	175,000,000
Total short-term corporate obligations (cost—$1,115,000,000)		1,115,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—13.64%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.060% due 05/01/14, collateralized by $21,480,000 Federal Farm Credit Bank, 0.280% due 09/19/16 and $60,081,000 Federal Home Loan Bank obligations, zero coupon due 05/01/14; (value—$81,600,022); proceeds: $80,000,133	$80,000,000	$80,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $29,022,800 US Treasury Bonds, 2.875% to 8.000% due 11/15/21 to 11/15/43, $7,779,300 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $91,127,000 US Treasury Note, 2.000% due 09/30/20; (value—$127,500,071); proceeds: $125,000,174	125,000,000	125,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $601,343,100 US Treasury Bond, 4.750% due 02/15/41; (value—$750,001,095); proceeds: $750,001,042	750,000,000	750,000,000
Repurchase agreement dated 04/30/14 with
Goldman Sachs & Co., 0.040% due 05/01/14,
collateralized by $2,600,000 Federal
Agricultural Mortgage Corp., 2.375%
due 07/22/15, $52,290,000 Federal Home
Loan Bank obligations, zero coupon to
3.250% due 08/08/14 to 07/30/25, $33,966,000
Federal Home Loan Mortgage Corp. obligations,
0.875% to 6.250% due 10/14/16 to 07/15/32,
$21,689,000 Federal National Mortgage
Association obligations, 0.750% to 1.250%
due 09/28/16 to 04/20/17 and $4,960,000
Tennessee Valley Authority, 3.500% to 4.625%
due 12/15/42 to 09/15/60; (value—$122,400,380);
proceeds: $120,000,133	120,000,000	120,000,000

37

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 05/01/14, collateralized by $570,973,448 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 04/01/44 and $612,065,031 Federal National Mortgage Association obligations, 2.368% to 10.500% due 03/25/19 to 01/01/44; (value—$255,000,000); proceeds:$250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 03/10/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 05/07/14, collateralized by $1,473,401,833 various asset-backed convertible bonds, zero coupon to 49.440% due 12/15/20 to 05/15/52; (value—$106,936,797); proceeds: $100,077,333[5]	100,000,000	100,000,000
Repurchase agreement dated 04/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 06/04/14, collateralized by $3,721,623,416 various asset-backed convertible bonds, zero coupon to 36.567% due 02/12/15 to 12/29/99; (value—$398,724,036); proceeds: $375,223,542[4,5]	375,000,000	375,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $535,000 Federal National Mortgage Association obligations, 2.260% due 10/17/22; (value—$506,531); proceeds: $495,000	495,000	495,000

38

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with Toronto-Dominion Bank, 0.060% due 05/01/14, collateralized by $126,569,925 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 05/01/26 to 03/01/43 and $493,676,918 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 04/01/43; (value—$357,000,001); proceeds: $350,000,583	$350,000,000	$350,000,000
Total repurchase agreements (cost—$2,150,495,000)		2,150,495,000
Total investments (cost—$15,760,138,043 which approximates cost for federal income tax purposes)—99.98%		15,760,138,043
Other assets in excess of liabilities—0.02%		3,598,985
Net assets—100.00%		$15,763,737,028

Affiliated issuer activity

The table below details the Fund's transaction activity in an affiliated issuer during the year ended April 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the year ended 04/30/14	Sales during the year ended 04/30/14	Value at 04/30/14	Net income earned from affiliate for the year ended 04/30/14
UBS Private Money Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$69

39

Prime Master Fund

Statement of net assets—April 30, 2014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$779,020,328	$—	$779,020,328
Time deposits	—	2,176,000,000	—	2,176,000,000
Certificates of deposit	—	3,880,812,257	—	3,880,812,257
Commercial paper	—	5,543,810,458	—	5,543,810,458
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,115,000,000	—	1,115,000,000
Repurchase agreements	—	2,150,495,000	—	2,150,495,000
Total	$—	$15,760,138,043	$—	$15,760,138,043

At April 30, 2014, there were no transfers between Level 1 and Level 2.

40

Prime Master Fund

Statement of net assets—April 30, 2014

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	35.1%
France	12.2
Japan	11.7
Singapore	6.9
Canada	6.7
Sweden	6.3
Australia	4.8
Austria	3.8
China	3.5
United Kingdom	3.4
Netherlands	2.7
Finland	1.1
Germany	1.0
Norway	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.49% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid securities as of April 30, 2014

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2014.

See accompanying notes to financial statements
41

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government obligations—25.08%
US Treasury Bills[1]
0.090%, due 05/15/14	$250,000,000	$249,991,250
0.105%, due 05/15/14	150,000,000	149,993,875
0.093%, due 06/05/14	175,000,000	174,982,986
0.095%, due 08/14/14	40,000,000	39,988,917
0.110%, due 08/14/14	195,000,000	194,942,906
0.075%, due 09/11/14	150,000,000	149,958,438
0.070%, due 09/25/14	300,000,000	299,914,250
US Treasury Notes
2.250%, due 05/31/14	125,000,000	125,216,898
0.750%, due 06/15/14	250,000,000	250,201,039
0.250%, due 06/30/14	175,000,000	175,042,969
2.625%, due 06/30/14	150,000,000	150,606,911
0.625%, due 07/15/14	250,000,000	250,264,560
2.625%, due 07/31/14	100,000,000	100,617,830
4.250%, due 08/15/14	200,000,000	202,396,243
2.375%, due 08/31/14	50,000,000	50,368,241
2.375%, due 09/30/14	50,000,000	50,460,067
4.250%, due 11/15/14	380,000,000	388,433,887
0.250%, due 01/15/15	135,000,000	135,069,371
Total US government obligations (cost—$3,138,450,638)		3,138,450,638
Repurchase agreements—72.38%
Repurchase agreement dated 04/24/14 with Barclays Capital, Inc., 0.040% due 05/01/14, collateralized by $3,200 US Treasury Bond, 3.750% due 08/15/41, $448,911,800 US Treasury Notes, 0.250% to 3.000% due 06/15/14 to 05/15/23, $9,889,900 US Treasury Bonds Principal Strips, zero coupon due 11/15/28 to 11/15/41 and $806,273,321 US Treasury Bonds Strips, zero coupon due 05/15/24 to 05/15/32; (value—$1,020,000,008); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000

42

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/14 with BNP Paribas Securities Corp., 0.050% due 05/06/14, collateralized by $122,174,200 US Treasury Bill, zero coupon due 04/02/15, $151,251,200 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $129,431,400 US Treasury Inflation Index Notes, 0.375% to 2.000% due 01/15/15 to 07/15/23, $14,440,900 US Treasury Bond Principal Strip, zero coupon due 11/15/40 and $37,010,511 US Treasury Bond Strip, zero coupon due 08/15/19; (value—$510,000,071); proceeds: $500,004,861	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/14 with BNP Paribas Securities Corp., 0.050% due 05/01/14, collateralized by $427,289,300 US Treasury Notes, 0.750% to 1.625% due 10/31/17 to 04/30/19; (value—$423,300,084); proceeds: $415,000,576	415,000,000	415,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank, 0.050% due 05/01/14, collateralized by $168,020,676 US Treasury Notes, 0.625% to 2.000% due 04/30/16 to 12/15/16, $85,605,100 US Treasury Bonds Principal Strips, zero coupon due 05/15/18 to 11/15/43 and $313,644,326 US Treasury Bonds Strips, zero coupon due 05/15/15 to 05/15/41; (value—$433,500,053); proceeds: $425,000,590	425,000,000	425,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $3,386,714,000 US Treasury Bond, 3.750% due 08/15/41; (value—$3,600,005,000); proceeds: $3,600,005,000	3,600,000,000	3,600,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/14 with
Goldman Sachs & Co., 0.050% due 05/01/14,
collateralized by $38,525,400 US Treasury Bills,
zero coupon due 06/05/14 to 09/04/14,
$72,582,654 US Treasury Bonds, 2.875% to 9.000%
due 05/15/16 to 05/15/43, $1,384,800
US Treasury Inflation Index Bond, 2.500%
due 01/15/29, $525,928,824 US Treasury
Inflation Index Notes, 0.125% to 2.625%
due 07/15/15 to 07/15/23, $36,723,330
US Treasury Bonds Principal Strips, zero coupon
due 05/15/20 to 05/15/42, $253,581,100
US Treasury Notes, 0.125% to 5.125%
due 05/31/14 to 02/15/24 and $122,157,378
US Treasury Bonds Strips, zero coupon due 02/15/16
to 11/15/39; (value—$1,020,000,076);
proceeds: $1,000,041,667[2]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $730,676,800 US Treasury Bonds, 4.625% due 02/15/40 and $191,435,824 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/27; (value—$1,020,000,000); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $95,455,200 US Treasury Bonds, 4.625% due 02/15/40, $59,912,400 US Treasury Note, 0.875% due 11/30/16 and $275,185,425 US Treasury Bonds Strips, zero coupon due 08/15/25; (value—$372,300,084); proceeds: $365,000,406	365,000,000	365,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $215,000 US Treasury Note, 2.000% due 02/28/21; (value—$212,488); proceeds: $207,000	207,000	207,000

44

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/14 with Toronto-Dominion Bank, 0.050% due 05/01/14, collateralized by $51,262,300 US Treasury Bills, zero coupon due 05/29/14 to 03/05/15, $54,171,000 US Treasury Bonds, 2.750% to 11.250% due 02/15/15 to 11/15/43 and $449,543,800 US Treasury Notes, 0.125% to 5.125% due 05/15/14 to 02/15/24; (value—$561,000,083); proceeds: $550,005,347	$550,000,000	$550,000,000
Repurchase agreement dated 04/29/14 with Toronto-Dominion Bank, 0.050% due 05/06/14, collateralized by $5,636,200 US Treasury Bond, 7.500% due 11/15/24 and $196,926,900 US Treasury Notes, 0.250% to 1.000% due 08/15/15 to 08/31/19; (value—$204,000,080); proceeds: $200,001,944	200,000,000	200,000,000
Total repurchase agreements (cost—$9,055,207,000)		9,055,207,000
Total investments (cost—$12,193,657,638 which approximates cost for federal income tax purposes)—97.46%		12,193,657,638
Other assets in excess of liabilities—2.54%		317,499,084
Net assets—100.00%		$12,511,156,722

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,138,450,638	$—	$3,138,450,638
Repurchase agreements	—	9,055,207,000	—	9,055,207,000
Total	$—	$12,193,657,638	$—	$12,193,657,638

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
45

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—84.17%
Alabama—1.03%
Birmingham Special Care Facilities Financing Authority Revenue Refunding (Methodist Home Aging), 0.120% VRD	$4,755,000	$4,755,000
University of Alabama Revenue (University Hospital), Series C, 0.130% VRD	9,600,000	9,600,000
		14,355,000
Alaska—1.95%
Alaska International Airports Revenue Refunding (System), Series A, 0.090% VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,155,187
		27,155,187
Arizona—1.20%
AK-Chin Indian Community Revenue, 0.140% VRD	6,700,000	6,700,000
Arizona State Tax Anticipation Notes (Unemployment Insurance), Series A, 1.500%, due 05/07/14	3,000,000	3,000,653
Series B, 1.500%, due 05/21/14	3,000,000	3,002,162
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.100% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.140% VRD[1,2]	3,750,000	3,750,000
		16,752,815
California—4.13%
California State, Series A-1, 2.000%, due 05/28/14	5,155,000	5,161,815
Series A-2, 2.000%, due 06/23/14	7,700,000	7,719,749

46

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.080% VRD	$1,885,000	$1,885,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100% VRD	7,200,000	7,200,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	10,000,000	10,029,852
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.120% VRD	4,400,000	4,400,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.130% VRD	3,300,000	3,300,000
Santa Clara Electric Revenue, Subseries B, 0.100% VRD	6,110,000	6,110,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110% VRD	6,600,000	6,600,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.100% VRD	5,000,000	5,000,000
		57,406,416
Colorado—0.83%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.090% VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/27/14	5,000,000	5,014,177
Denver City & County Certificates of Participation Refunding, Series A1, 0.090% VRD	4,445,000	4,445,000
		11,479,177

47

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.73%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.070% VRD	$10,200,000	$10,200,000
District of Columbia—0.52%
District of Columbia Revenue (German Marshall Fund of the United States), 0.120% VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.100% VRD	3,285,000	3,285,000
		7,285,000
Florida—2.95%
Gainesville Utilities System Revenue, Series A, 0.120% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080% VRD	24,685,000	24,685,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.090%, VRD	8,080,000	8,080,000
Subseries B-1, 0.110%, VRD	5,840,000	5,840,000
		41,080,000
Georgia—1.17%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	9,050,000	9,050,000
Series B-2, 0.110%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.43%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	6,000,000	6,017,812

48

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—9.51%
City of Chicago, Series D-1, 0.090%, VRD	$21,540,000	$21,540,000
Series D-2, 0.090%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.090% VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.120% VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.120% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.090% VRD	14,550,000	14,550,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160% VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070% VRD	7,500,000	7,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	6,300,000	6,300,000
Illinois State, Series B-5, 0.100%, VRD	5,000,000	5,000,000
Series B-6, 0.100%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.100% VRD	4,060,000	4,060,000
		132,250,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—4.85%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.110% VRD	$4,400,000	$4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070% VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.090% VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.110% VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.130% VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.140% VRD	2,600,000	2,600,000
		67,470,000
Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.100% VRD	2,485,000	2,485,000
Kansas—1.49%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.110%, VRD	5,080,000	5,080,000
Series B-3, 0.110%, VRD	9,440,000	9,440,000
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.090% VRD	6,200,000	6,200,000
		20,720,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—1.42%
Shelby County Lease Revenue, Series A, 0.080% VRD	$10,000,000	$10,000,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.080% VRD	6,780,000	6,780,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.130% VRD	2,935,000	2,935,000
		19,715,000
Louisiana—0.87%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.080% VRD	6,200,000	6,200,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.080% VRD	5,950,000	5,950,000
		12,150,000
Maryland—1.59%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.090%, VRD	2,400,000	2,400,000
Series B, 0.100%, VRD	8,700,000	8,700,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		22,100,000
Massachusetts—3.05%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,099,000	1,099,000
0.110%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.120% VRD[1,2]	10,000,000	10,000,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.090% VRD	$2,795,000	$2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.070% VRD	1,990,000	1,990,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.130% VRD	24,500,000	24,500,000
		42,476,000
Michigan—1.06%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.080% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.110% VRD	1,145,000	1,145,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.130% VRD	9,700,000	9,700,000
		14,745,000
Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.130% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E, 5.000%, due 08/01/14	6,000,000	6,072,624
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.070% VRD	1,850,000	1,850,000
		16,372,624

52

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—1.23%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series E, 0.070%, VRD	$7,300,000	$7,300,000
Series G, 0.070%, VRD	4,000,000	4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.070%, VRD	1,800,000	1,800,000
		17,100,000
Missouri—1.36%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.100% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.100% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.070%, VRD	2,300,000	2,300,000
0.070%, VRD	9,600,000	9,600,000
		18,860,000
Nebraska—0.66%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.100% VRD	9,145,000	9,145,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.100% VRD	5,000,000	5,000,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—9.23%
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	$6,686,085	$6,694,486
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.100% VRD	9,600,000	9,600,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.100% VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.100% VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.120% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.080% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.060% VRD	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	7,800,000	7,800,000
0.070%, VRD	13,200,000	13,200,000
New York City, Series F, Subseries F-3, 0.080% VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.120% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College), 0.090% VRD	2,750,000	2,750,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130% VRD	$1,960,000	$1,960,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.080% VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	1,000,000	1,000,000
Series D, 0.110%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.090% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.100% VRD	4,700,000	4,700,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.080% VRD	5,975,000	5,975,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.100% VRD	3,870,000	3,870,000
		128,374,486
North Carolina—5.34%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.120% VRD	35,685,000	35,685,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	$2,200,000	$2,200,000
Series H, 0.070%, VRD	18,405,000	18,405,000
Guilford County, Series B, 0.110% VRD	1,855,000	1,855,000
New Hanover County (School), 0.130% VRD	2,115,000	2,115,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University), 0.120% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.100% VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,077,783
University of North Carolina Chapel Hill Revenue, Series B, 0.100% VRD	1,300,000	1,300,000
		74,252,783
Ohio—3.90%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.140% VRD	18,855,000	18,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.130% VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.100% VRD	6,800,000	6,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110% VRD	10,900,000	10,900,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.120% VRD	$1,980,000	$1,980,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.090% VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B, 0.110% VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.130% VRD[1,2]	2,845,000	2,845,000
		54,195,000
Oregon—2.49%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.100% VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.090% VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	25,000,000	25,082,348
		34,672,348
Pennsylvania—6.22%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.090% VRD	15,825,000	15,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110% VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.090% VRD	23,015,000	23,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.090% VRD	2,000,000	2,000,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B, 0.120%, VRD	$9,180,000	$9,180,000
Series B-3, 0.110%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.100% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.120% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120% VRD	5,260,000	5,260,000
		86,515,000
Tennessee—0.49%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.120% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B, 0.120% VRD	2,350,000	2,350,000
		6,850,000
Texas—6.64%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110% VRD[1,2]	7,750,000	7,750,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
City of Houston Tax & Revenue Anticipation Notes, 1.500%, due 06/30/14	$8,000,000	$8,017,323
2.000%, due 06/30/14	1,000,000	1,002,985
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.080% VRD	3,700,000	3,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.080% VRD	19,880,000	19,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.120% VRD	4,785,000	4,785,000
Texas (JP Morgan PUTTERs, Series 3238), 0.130% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	40,000,000	40,236,289
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.130% VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.100% VRD	1,500,000	1,500,000
		92,366,597
Utah—0.80%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070% VRD	11,160,000	11,160,000
Vermont—0.52%
Winooski Special Obligation Refunding, Series A, 0.070% VRD	7,260,000	7,260,000
Virginia—0.98%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.120% VRD	10,700,000	10,700,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.090% VRD	$3,000,000	$3,000,000
		13,700,000
Washington—3.75%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.130% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.120% VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.080% VRD	19,000,000	19,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.120% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130% VRD	3,750,000	3,750,000
		52,120,000
Wyoming—0.06%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,170,836,245)		1,170,836,245
Tax-exempt commercial paper—15.70%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.130%, due 07/09/14	6,000,000	6,000,000
Connecticut—0.72%
Yale University, 0.060%, due 05/07/14	10,000,000	10,000,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.76%
Illinois Educational Facilities Authority Revenue, 0.090%, due 08/05/14	$10,615,000	$10,615,000
Maryland—1.79%
Johns Hopkins University, 0.060%, due 05/05/14	6,900,000	6,900,000
Montgomery County, 0.070%, due 05/05/14	10,000,000	10,000,000
0.070%, due 05/05/14	8,000,000	8,000,000
		24,900,000
Minnesota—2.16%
Mayo Clinic, 0.110%, due 05/13/14	20,000,000	20,000,000
0.120%, due 09/03/14	10,000,000	10,000,000
		30,000,000
Missouri—1.97%
University of Missouri, 0.070%, due 06/04/14	11,778,000	11,778,000
0.070%, due 06/11/14	15,605,000	15,605,000
		27,383,000
Tennessee—1.22%
Vanderbilt University, 0.140%, due 05/06/14	9,000,000	9,000,000
0.120%, due 11/04/14	8,000,000	8,000,000
		17,000,000
Texas—3.59%
Dallas Area Rapid Transit, 0.090%, due 05/13/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County, 0.100%, due 05/15/14	17,950,000	17,950,000
University of Texas, 0.060%, due 05/14/14	12,000,000	12,000,000
0.070%, due 06/02/14	10,000,000	10,000,000
		49,950,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—2.34%
University of Virginia, 0.080%, due 05/05/14	$6,000,000	$6,000,000
0.060%, due 05/06/14	7,000,000	7,000,000
0.070%, due 06/05/14	9,535,000	9,535,000
0.070%, due 06/10/14	10,000,000	10,000,000
		32,535,000
Washington—0.72%
University of Washington, 0.100%, due 06/04/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$218,383,000)		218,383,000
Total investments (cost—$1,389,219,245 which approximates cost for federal income tax purposes)—99.87%		1,389,219,245
Other assets in excess of liabilities—0.13%		1,818,278
Net assets—100.00%		$1,391,037,523

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,170,836,245	$—	$1,170,836,245
Tax-exempt commercial paper	—	218,383,000	—	218,383,000
Total	$—	$1,389,219,245	$—	$1,389,219,245

At April 30, 2014, there were no transfers between Level 1 and Level 2.

62

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2014 and reset periodically.

See accompanying notes to financial statements
63

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

64

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

65

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Tax-Free Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

66

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	35 days	41 days	47 days
Net assets (bln)	$15.8	$17.5	$19.1
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Commercial paper	35.2%	44.8%	36.0%
Certificates of deposit	24.6	16.8	29.5
Time deposits	13.8	14.0	3.8
Repurchase agreements	13.6	13.3	10.3
Short-term corporate obligations	7.1	5.1	2.5
US government and agency obligations	5.0	6.0	17.8
Non-US government agency	0.7	—	—
Other assets less liabilities	0.0[3]	0.0[3]	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	27 days	48 days	53 days
Net assets (bln)	$12.5	$12.9	$12.2
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Repurchase agreements	72.4%	62.1%	55.5%
US government obligations	25.1	36.5	44.4
Other assets less liabilities	2.5	1.4	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	23 days	34 days	19 days
Net assets (bln)	$1.4	$1.6	$1.6
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Municipal bonds and notes	84.2%	85.1%	81.2%
Tax-exempt commercial paper	15.7	14.8	18.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Statement of operations
For the year ended April 30, 2014

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$38,116,477	$8,939,664
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	287	—
	38,116,764	8,939,664
Expenses:
Investment advisory and administration fees	17,929,778	13,130,406
Trustees' fees	97,873	80,787
	18,027,651	13,211,193
Fee waivers by investment advisor	—	(5,638,580)
Net expenses	18,027,651	7,572,613
Net investment income	20,089,113	1,367,051
Net realized gain	199,522	111,413
Net increase in net assets resulting from operations	$20,288,635	$1,478,464

See accompanying notes to financial statements
70

Tax-Free Master Fund
Investment income:
Interest	$1,349,710
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	—
1,349,710
Expenses:
Investment advisory and administration fees	1,559,345
Trustees' fees	23,555
1,582,900
Fee waivers by investment advisor	(466,570)
Net expenses	1,116,330
Net investment income	233,380
Net realized gain	107,759
Net increase in net assets resulting from operations	$341,139

See accompanying notes to financial statements
71

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
Prime Master Fund
From operations:
Net investment income	$20,089,113	$36,187,378
Net realized gain	199,522	77,976
Net increase in net assets resulting from operations	20,288,635	36,265,354
Net increase (decrease) in net assets from beneficial interest transactions	(3,394,160,779)	3,412,781,376
Net increase (decrease) in net assets	(3,373,872,144)	3,449,046,730
Net assets:
Beginning of year	19,137,609,172	15,688,562,442
End of year	$15,763,737,028	$19,137,609,172
Treasury Master Fund
From operations:
Net investment income	$1,367,051	$7,062,500
Net realized gain	111,413	156,317
Net increase in net assets resulting from operations	1,478,464	7,218,817
Net increase (decrease) in net assets from beneficial interest transactions	284,127,950	(826,052,247)
Net increase (decrease) in net assets	285,606,414	(818,833,430)
Net assets:
Beginning of year	12,225,550,308	13,044,383,738
End of year	$12,511,156,722	$12,225,550,308
Tax-Free Master Fund
From operations:
Net investment income	$233,380	$922,996
Net realized gain	107,759	79,573
Net increase in net assets resulting from operations	341,139	1,002,569
Net increase (decrease) in net assets from beneficial interest transactions	(165,629,447)	394,531,710
Net increase (decrease) in net assets	(165,288,308)	395,534,279
Net assets:
Beginning of year	1,556,325,831	1,160,791,552
End of year	$1,391,037,523	$1,556,325,831

See accompanying notes to financial statements
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73

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2014
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Net assets, end of year (000's)	$15,763,737
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$12,511,157
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.07%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$1,391,038

1  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements.
74

	Years ended April 30,
	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%[1]
Net investment income	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of year (000's)	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.10%[1]	0.10%
Net investment income	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of year (000's)	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%[1]	0.10%	0.10%[1]
Net investment income	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of year (000's)	$1,556,326	$1,160,792	$1,485,784	$1,933,132

75

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

76

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

77

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

78

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,338,305, $684,250 and $101,551, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At April 30, 2014, UBS Global AM owed $24,036, $22,414 and $6,126 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees

79

Master Trust

Notes to financial statements

in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Master Fund $25,271 for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $5,638,580 and $466,570 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's

80

Master Trust

Notes to financial statements

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,292,751,356
Treasury Master Fund	499,863,184
Tax-Free Master Fund	492,499,550

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At April 30, 2014, the Master Funds did not have any securities on loan.

81

Master Trust

Notes to financial statements

Bank line of credit

Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $75 million credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2014, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Tax-Free Master Fund ceased participating in the Committed Credit Facility on November 19, 2013.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2014	2013
Contributions	$49,173,642,552	$57,931,411,710
Withdrawals	(52,567,803,331)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(3,394,160,779)	$3,412,781,376
	For the years ended April 30,
Treasury Master Fund	2014	2013
Contributions	$25,983,033,439	$28,344,203,263
Withdrawals	(25,698,905,489)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$284,127,950	$(826,052,247)

82

Master Trust

Notes to financial statements

	For the years ended April 30,
Tax-Free Master Fund	2014	2013
Contributions	$1,704,139,597	$2,891,282,474
Withdrawals	(1,869,769,044)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(165,629,447)	$394,531,710

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2014, that there were no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

83

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the "Trust") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2014, the results of their operations for the year then ended,

84

Master Trust

Report of independent registered public accounting firm (concluded)

the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

85

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

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87

UBS Select Institutional Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds' Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

88

UBS Select Institutional Funds

Supplemental information (unaudited)

89

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

90

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Supplemental information (unaudited)

91

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 74 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 12th Floor New York, NY 10019	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

92

UBS Select Institutional Funds

Supplemental information (unaudited)

93

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

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Supplemental information (unaudited)

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary) Since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 1999

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Investor Funds

Annual Report

April 30, 2014

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

June 25, 2014

Dear shareholder,

We present you with the annual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (the "Funds"), for the 12 months ended April 30, 2014 (the "reporting period").

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Investor Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

•  UBS Select Treasury Investor Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

•  UBS Select Tax-Free Investor Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 10 and 11.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  After three consecutive years of generally modest growth, the overall US economy contracted in the first quarter of 2014. Looking back,

UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;
UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:

Monthly

(continued on next page)

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UBS Select Investor Funds

gross domestic product ("GDP") growth in the US was 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter of 2011. The Commerce Department then reported that fourth quarter 2013 GDP growth was 2.6%. In its third estimate, the Commerce Department stated that GDP contracted at a 2.9% seasonally-adjusted annual rate in the first quarter of 2014.1 This was the first negative reading since the first quarter of 2011 and was partially attributed to severe winter weather in parts of the country.

Q.  How did the Federal Reserve Board (the "Fed") react to the economic environment?

A.  The Fed took a number of actions during the reporting period. Looking back, at his press conference following the central bank's meeting in June 2013, Fed Chairman Ben Bernanke signaled that the Fed might moderate the pace of its monthly bond purchases later in the year. However, at its meeting in September 2013, the Fed surprised the market by delaying the tapering of its asset purchases. At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying "Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month

UBS Select Tax-Free
Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1  Based on the Commerce Department's announcement on June 25, 2014, after the reporting period had ended.

2

UBS Select Investor Funds

rather than $45 billion per month." The Fed has been led by its new Chair, Janet Yellen, since she was sworn in on February 3, 2014.

  At its meetings in January, March and April 2014, the Fed said it would further taper its asset purchases, in each case paring its purchases a total of $10 billion per month. Beginning in May, the Fed began buying a total of $45 billion per month ($20 billion of agency mortgage-backed securities and $25 billion of longer-term Treasuries). The Fed also said its "...sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the Committee's dual mandate." The Fed's dual mandate is to promote maximum sustainable employment and price stability, which is usually interpreted as low and stable inflation.

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity ("WAM") throughout the 12-month review period. When the reporting period began, Prime Master Fund had a WAM of 47 days. By the end of the period, we had shortened Prime Master Fund's WAM to 35 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping Prime Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (Prime Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

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UBS Select Investor Funds

  At the security level, we increased Prime Master Fund's exposure to time deposits and, to lesser extents, repurchase agreements, short-term corporate obligations and non-US government agencies. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we significantly decreased Prime Master Fund's exposures to US government and agency obligations, as well as pared its allocation to certificates of deposit and commercial paper.

•  The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased; at period end on April 30, 2014, it was 27 days. At the security level, we increased Treasury Master Fund's exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 19 days when the reporting period began. We tactically adjusted Tax-Free Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 23 days. Over the review period, we modestly increased Tax-Free Master Fund's allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Despite the Fed beginning to taper its monthly asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is on a better footing than it was a year ago. In particular, the housing market has shown signs of improvement and the unemployment rate has moderated somewhat and is currently 6.3%. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Against this backdrop, we feel that the economy will

4

UBS Select Investor Funds

likely continue to expand, albeit at a relatively modest pace. We anticipate continuing to manage investments focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the "SEC") issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC's proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Investor Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2014. The views and opinions in the letter were current as of June 25, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Investor Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Investor Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Investor Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.94	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.85	0.95	0.19

UBS Select Treasury Investor Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

UBS Select Tax-Free Investor Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.39)	(0.40)	(0.35)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.39)	(0.40)	(0.35)
Weighted average maturity[2]	35 days	41 days	47 days
Net assets (mm)	$327.5	$328.8	$324.5

UBS Select Treasury Investor Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.53)	(0.48)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.53)	(0.48)
Weighted average maturity[2]	27 days	48 days	53 days
Net assets (mm)	$266.4	$303.9	$323.6

10

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.81)	(0.88)	(0.66)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.81)	(0.88)	(0.66)
Weighted average maturity[2]	23 days	34 days	19 days
Net assets (mm)	$26.6	$25.9	$27.0

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Investor Funds

Statement of assets and liabilities

April 30, 2014

	UBS Select Prime Investor Fund	UBS Select Treasury Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$327,534,275; $266,470,816 and $26,663,584, respectively, which approximates cost for federal income tax purposes)	$327,534,275	$266,470,816
Receivable from affiliate	—	10,984
Other assets	7,133	6,561
Total assets	327,541,408	266,488,361
Liabilities:
Payable to affiliate	12,214	—
Dividends payable to shareholders	2,675	2,174
Accrued expenses and other liabilities	46,459	38,331
Total liabilities	61,348	40,505
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 327,480,045; 266,446,472 and 26,644,741 outstanding, respectively	327,480,045	266,446,472
Accumulated net realized gain	15	1,384
Net assets	$327,480,060	$266,447,856
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements
12

UBS Select Tax-Free Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$327,534,275; $266,470,816 and $26,663,584, respectively, which approximates cost for federal income tax purposes)	$26,663,584
Receivable from affiliate	8,298
Other assets	3,188
Total assets	26,675,070
Liabilities:
Payable to affiliate	—
Dividends payable to shareholders	223
Accrued expenses and other liabilities	28,538
Total liabilities	28,761
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 327,480,045; 266,446,472 and 26,644,741 outstanding, respectively	26,644,741
Accumulated net realized gain	1,568
Net assets	$26,646,309
Net asset value per share	$1.00

See accompanying notes to financial statements
13

UBS Select Investor Funds

Statement of operations

For the year ended April 30, 2014

	UBS Select Prime Investor Fund	UBS Select Treasury Investor Fund
Investment income:
Interest income allocated from Master	$708,454	$208,062
Securities lending income allocated from Master	5	—
Expenses allocated from Master	(335,654)	(303,812)
Expense waiver allocated from Master	—	127,306
Net investment income allocated from Master	372,805	31,556
Expenses:
Service and distribution fees	1,174,600	1,063,308
Administration fees	335,595	303,800
Professional fees	46,469	46,493
Transfer agency fees	50,978	31,603
State registration fees	20,657	21,003
Trustees' fees	15,823	15,642
Accounting fees	13,083	13,084
Reports and notices to shareholders	19,790	8,467
Insurance fees	4,741	5,387
Other expenses	12,836	14,764
	1,694,572	1,523,551
Fee waivers and/or expense reimbursements by administrator and distributor	(1,355,327)	(1,522,375)
Net expenses	339,245	1,176
Net investment income	33,560	30,380
Net realized gain allocated from Master	3,495	2,552
Net increase in net assets resulting from operations	$37,055	$32,932

See accompanying notes to financial statements
14

UBS Select Tax-Free Investor Fund
Investment income:
Interest income allocated from Master	$23,866
Securities lending income allocated from Master	—
Expenses allocated from Master	(28,025)
Expense waiver allocated from Master	8,309
Net investment income allocated from Master	4,150
Expenses:
Service and distribution fees	98,059
Administration fees	28,017
Professional fees	46,384
Transfer agency fees	4,474
State registration fees	16,039
Trustees' fees	14,105
Accounting fees	13,083
Reports and notices to shareholders	2,318
Insurance fees	370
Other expenses	8,048
230,897
Fee waivers and/or expense reimbursements by administrator and distributor	(229,551)
Net expenses	1,346
Net investment income	2,804
Net realized gain allocated from Master	1,788
Net increase in net assets resulting from operations	$4,592

See accompanying notes to financial statements
15

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$33,560	$35,426
Net realized gain	3,495	1,478
Net increase in net assets resulting from operations	37,055	36,904
Dividends and distributions to shareholders from:
Net investment income	(33,560)	(35,426)
Net realized gains	(3,942)	(5,624)
Total dividends and distributions to shareholders	(37,502)	(41,050)
Net increase (decrease) in net assets from beneficial interest transactions	2,955,354	(33,437,197)
Net increase (decrease) in net assets	2,954,907	(33,441,343)
Net assets:
Beginning of year	324,525,153	357,966,496
End of year	$327,480,060	$324,525,153
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
16

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$30,380	$34,216
Net realized gain	2,552	3,501
Net increase in net assets resulting from operations	32,932	37,717
Dividends and distributions to shareholders from:
Net investment income	(30,380)	(34,216)
Net realized gains	(3,731)	(959)
Total dividends and distributions to shareholders	(34,111)	(35,175)
Net decrease in net assets from beneficial interest transactions	(57,156,008)	(17,019,635)
Net decrease in net assets	(57,157,187)	(17,017,093)
Net assets:
Beginning of year	323,605,043	340,622,136
End of year	$266,447,856	$323,605,043
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
17

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
From operations:
Net investment income	$2,804	$3,139
Net realized gain	1,788	1,693
Net increase in net assets resulting from operations	4,592	4,832
Dividends and distributions to shareholders from:
Net investment income	(2,804)	(3,139)
Net realized gains	(1,913)	(1,165)
Total dividends and distributions to shareholders	(4,717)	(4,304)
Net increase (decrease) in net assets from beneficial interest transactions	(333,145)	526,462
Net increase (decrease) in net assets	(333,270)	526,990
Net assets:
Beginning of year	26,979,579	26,452,589
End of year	$26,646,309	$26,979,579
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%	0.60%	0.60%	0.59%	0.58%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%	0.28%	0.29%	0.30%	0.34%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data:
Net assets, end of year (000's)	$327,480	$324,525	$357,966	$474,989	$636,118

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
19

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%	0.60%	0.60%	0.64%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.06%	0.14%	0.07%	0.18%	0.21%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000's)	$266,448	$323,605	$340,622	$123,925	$119,016

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
20

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.01%	0.01%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.92%	0.88%	0.88%	0.74%	0.70%
Expenses after fee waivers and/or expense reimbursements[3]	0.08%	0.15%	0.15%	0.27%	0.28%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000's)	$26,646	$26,980	$26,453	$41,865	$62,901

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

See accompanying notes to financial statements
21

UBS Select Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund ("Prime Investor Fund"), UBS Select Treasury Investor Fund ("Treasury Investor Fund"), and UBS Select Tax-Free Investor Fund ("Tax-Free Investor Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (2.08% for Prime Investor Fund, 2.13% for Treasury Investor Fund and 1.92% for Tax-Free Investor Fund at April 30, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

22

UBS Select Investor Funds

Notes to financial statements

that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

23

UBS Select Investor Funds

Notes to financial statements

income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. At April 30, 2014, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $27,095, $21,851, and $2,354, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds' total ordinary annual operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At April 30, 2014, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $27,264, $13,516 and $9,095 for fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2014, UBS Global AM was contractually obligated to waive $352,232, $181,047 and $110,528, for Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund, respectively. Each Fund has agreed to repay UBS Global AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived

24

UBS Select Investor Funds

Notes to financial statements

fees/reimbursed expenses without causing each Fund's expenses in any of those three years to exceed such expense cap.

At April 30, 2014, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2015	Expires April 30, 2016	Expires April 30, 2017
Prime Investor Fund	$1,114,227	$395,709	$366,286	$352,232
Treasury Investor Fund	709,593	189,091	339,455	181,047
Tax-Free Investor Fund	360,771	129,540	120,703	110,528

Service and distribution plans

UBS Global Asset Management (US) Inc. ("UBS Global AM—US") is the principal underwriter and distributor of the Funds' shares. During the year ended April 30, 2014, the Funds were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets. At April 30, 2014, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $94,830, $76,476 and $8,238 for distribution and service fees, respectively. In addition to UBS Global AM's fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund's shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $82,447, $95,795 and $9,795 for these additional fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2014,

25

UBS Select Investor Funds

Notes to financial statements

voluntary additional waivers and/or reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $1,003,095; Treasury Investor Fund $1,341,328; and Tax-Free Investor Fund, $119,023, for these purposes; such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Investor Fund	2014	2013
Shares sold	485,443,040	393,640,647
Shares repurchased	(482,522,950)	(427,116,871)
Dividends reinvested	35,264	39,027
Net increase (decrease) in shares outstanding	2,955,354	(33,437,197)
	For the years ended April 30,
Treasury Investor Fund	2014	2013
Shares sold	288,559,140	326,214,576
Shares repurchased	(345,747,477)	(343,267,063)
Dividends reinvested	32,329	32,852
Net decrease in shares outstanding	(57,156,008)	(17,019,635)
	For the years ended April 30,
Tax-Free Investor Fund	2014	2013
Shares sold	38,541,902	56,102,523
Shares repurchased	(38,879,498)	(55,580,234)
Dividends reinvested	4,451	4,173
Net increase (decrease) in shares outstanding	(333,145)	526,462

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by

26

UBS Select Investor Funds

Notes to financial statements

distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was 59.44% and 72.93% tax-exempt income, 0.00% and 1.16% ordinary income, and 40.56% and 25.91% long-term capital gain, respectively.

At April 30, 2014, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $2,690 for Prime Investor Fund, (2) undistributed ordinary income of $3,558 for Treasury Investor Fund, and (3) undistributed tax-exempt income of $223 and undistributed long-term capital gains of $1,568 for Tax-Free Investor Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2014, none of the Funds had capital loss carryforwards.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Funds did not incur any interest or penalties.

27

UBS Select Investor Funds

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Select Investor Funds

Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the "Funds") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial

29

UBS Select Investor Funds

Report of independent registered public
accounting firm (concluded)

position of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

30

UBS Select Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

31

UBS Select Investor Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its "qualified short-term gains" (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2013 as short-term capital gain dividends.

Treasury Investor Fund hereby designates 89.06% and 10.94% of the ordinary income dividends paid during the fiscal year ended April 30, 2014 as interest related dividends and qualified short-term gain dividends, respectively.

32

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.94%
Federal Farm Credit Bank
0.280%, due 05/01/14[1]	$50,000,000	$50,034,577
0.130%, due 07/17/14[2]	100,000,000	99,972,195
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,998,578
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,836,875
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,959,896
US Treasury Notes
2.250%, due 05/31/14	180,000,000	180,312,334
2.375%, due 08/31/14	123,000,000	123,905,873
Total US government and agency obligations (cost—$779,020,328)		779,020,328
Time deposits—13.81%
Banking-non-US—13.81%
Credit Agricole Corporate & Investment Bank
0.090%, due 05/01/14	545,000,000	545,000,000
Erste Bank AB, Grand Cayman
0.160%, due 05/01/14	600,000,000	600,000,000
Natixis
0.090%, due 05/01/14	231,000,000	231,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 05/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.070%, due 05/01/14	300,000,000	300,000,000
Total time deposits (cost—$2,176,000,000)		2,176,000,000
Certificates of deposit—24.62%
Banking-non-US—23.52%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	232,000,000	232,000,000
0.325%, due 07/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 05/30/14	350,000,000	350,000,000

33

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 05/01/14[1]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 05/06/14	246,000,000	246,000,000
0.350%, due 05/14/14	200,000,000	200,012,259
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 05/12/14	197,000,000	197,000,000
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	173,000,000	173,000,000
Natixis
0.222%, due 05/06/14[1]	150,000,000	150,000,000
0.215%, due 05/28/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.173%, due 05/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 05/06/14	450,000,000	450,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	71,800,000	71,799,998
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
0.277%, due 07/10/14[1]	150,000,000	150,000,000
Societe Generale
0.270%, due 05/30/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 05/05/14	148,000,000	148,000,000
Toronto-Dominion Bank
0.192%, due 05/22/14[1]	162,000,000	162,000,000
		3,707,812,257
Banking-US—1.10%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,880,812,257)		3,880,812,257

34

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—35.17%
Asset backed-miscellaneous—11.96%
Atlantic Asset Securitization LLC
0.183%, due 05/12/14[1]	$250,000,000	$250,000,000
0.182%, due 05/27/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.183%, due 05/14/14[1]	250,000,000	250,000,000
0.182%, due 05/21/14[1,3]	150,000,000	150,000,000
Cancara Asset Securitisation LLC
0.170%, due 05/20/14	53,500,000	53,495,200
0.177%, due 07/15/14[1,3]	200,000,000	200,000,000
Gemini Securitization Corp. LLC
0.100%, due 05/01/14	5,000,000	5,000,000
0.240%, due 07/16/14	98,000,000	97,950,347
0.240%, due 07/16/14	100,000,000	99,949,333
LMA Americas LLC
0.201%, due 05/09/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.182%, due 05/06/14[1]	162,000,000	162,000,000
0.183%, due 05/06/14[1]	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.212%, due 05/16/14[1,3]	100,000,000	100,000,000
0.202%, due 05/19/14[1]	70,000,000	70,000,000
		1,885,394,880
Banking-non-US—18.47%
Australia & New Zealand Banking Group Ltd.
0.152%, due 05/20/14[1]	50,000,000	50,000,000
0.192%, due 05/27/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 05/13/14	200,000,000	199,987,333
Commonwealth Bank of Australia
0.227%, due 05/23/14[1]	150,000,000	150,000,000
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	97,942,398

35

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
0.225%, due 07/30/14	$122,000,000	$121,931,375
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,993,194
0.170%, due 06/16/14	62,000,000	61,986,532
HSBC Bank PLC
0.286%, due 05/07/14[1]	45,600,000	45,600,772
0.270%, due 07/07/14[1]	83,400,000	83,411,453
Mizuho Funding LLC
0.195%, due 05/23/14	200,000,000	199,976,167
0.195%, due 06/02/14	100,000,000	99,982,667
0.195%, due 06/11/14	150,000,000	149,966,687
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 05/19/14	65,830,000	65,822,429
0.240%, due 07/07/14	50,000,000	49,977,667
0.230%, due 09/04/14	150,000,000	149,879,250
0.240%, due 10/08/14	100,000,000	99,893,333
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	253,000,000	252,940,967
United Overseas Bank Ltd.
0.190%, due 05/19/14	90,000,000	89,991,450
0.200%, due 05/22/14	170,000,000	169,980,167
0.200%, due 08/11/14	186,000,000	185,894,600
0.220%, due 08/11/14	100,000,000	99,937,667
Westpac Banking Corp.
0.222%, due 05/09/14[1]	87,000,000	87,000,000
0.257%, due 07/14/14[1]	125,000,000	125,000,000
		2,912,096,108
Banking-US—1.27%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,852,444
Natixis US Finance Co. LLC
0.110%, due 05/06/14	100,000,000	99,998,472
		199,850,916

36

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—3.47%
CNPC Finance HK Ltd.
0.410%, due 06/18/14	$150,000,000	$149,918,000
0.540%, due 07/09/14	67,800,000	67,729,827
0.410%, due 07/17/14	150,000,000	149,868,458
Sinopec Century Bright Capital Investment Ltd.
0.390%, due 05/15/14	29,000,000	28,995,602
0.400%, due 05/27/14	150,000,000	149,956,667
		546,468,554
Total commercial paper (cost—$5,543,810,458)		5,543,810,458
Non-US government agency—0.73%
Supranational—0.73%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.07%
Banking-non-US—4.85%
Barclays Bank PLC
0.485%, due 05/19/14[1,4]	225,000,000	225,000,000
0.485%, due 06/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.280%, due 07/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.282%, due 05/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—1.11%
Wells Fargo Bank N.A.
0.283%, due 06/16/14[1]	50,000,000	50,000,000
0.334%, due 06/23/14[1]	125,000,000	125,000,000
		175,000,000
Supranational—1.11%
International Bank for Reconstruction & Development
0.140%, due 05/01/14[1]	175,000,000	175,000,000
Total short-term corporate obligations (cost—$1,115,000,000)		1,115,000,000

37

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—13.64%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.060% due 05/01/14, collateralized by $21,480,000 Federal Farm Credit Bank, 0.280% due 09/19/16 and $60,081,000 Federal Home Loan Bank obligations, zero coupon due 05/01/14; (value—$81,600,022); proceeds: $80,000,133	$80,000,000	$80,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $29,022,800 US Treasury Bonds, 2.875% to 8.000% due 11/15/21 to 11/15/43, $7,779,300 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $91,127,000 US Treasury Note, 2.000% due 09/30/20; (value—$127,500,071); proceeds: $125,000,174	125,000,000	125,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $601,343,100 US Treasury Bond, 4.750% due 02/15/41; (value—$750,001,095); proceeds: $750,001,042	750,000,000	750,000,000
Repurchase agreement dated 04/30/14 with
Goldman Sachs & Co., 0.040% due 05/01/14,
collateralized by $2,600,000 Federal
Agricultural Mortgage Corp., 2.375%
due 07/22/15, $52,290,000 Federal Home
Loan Bank obligations, zero coupon to
3.250% due 08/08/14 to 07/30/25, $33,966,000
Federal Home Loan Mortgage Corp. obligations,
0.875% to 6.250% due 10/14/16 to 07/15/32,
$21,689,000 Federal National Mortgage
Association obligations, 0.750% to 1.250%
due 09/28/16 to 04/20/17 and $4,960,000
Tennessee Valley Authority, 3.500% to 4.625%
due 12/15/42 to 09/15/60; (value—$122,400,380);
proceeds: $120,000,133	120,000,000	120,000,000

38

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 05/01/14, collateralized by $570,973,448 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 04/01/44 and $612,065,031 Federal National Mortgage Association obligations, 2.368% to 10.500% due 03/25/19 to 01/01/44; (value—$255,000,000); proceeds:$250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 03/10/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 05/07/14, collateralized by $1,473,401,833 various asset-backed convertible bonds, zero coupon to 49.440% due 12/15/20 to 05/15/52; (value—$106,936,797); proceeds: $100,077,333[5]	100,000,000	100,000,000
Repurchase agreement dated 04/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 06/04/14, collateralized by $3,721,623,416 various asset-backed convertible bonds, zero coupon to 36.567% due 02/12/15 to 12/29/99; (value—$398,724,036); proceeds: $375,223,542[4,5]	375,000,000	375,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $535,000 Federal National Mortgage Association obligations, 2.260% due 10/17/22; (value—$506,531); proceeds: $495,000	495,000	495,000

39

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with Toronto-Dominion Bank, 0.060% due 05/01/14, collateralized by $126,569,925 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 05/01/26 to 03/01/43 and $493,676,918 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 04/01/43; (value—$357,000,001); proceeds: $350,000,583	$350,000,000	$350,000,000
Total repurchase agreements (cost—$2,150,495,000)		2,150,495,000
Total investments (cost—$15,760,138,043 which approximates cost for federal income tax purposes)—99.98%		15,760,138,043
Other assets in excess of liabilities—0.02%		3,598,985
Net assets—100.00%		$15,763,737,028

Affiliated issuer activity

The table below details the Fund's transaction activity in an affiliated issuer during the year ended April 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the year ended 04/30/14	Sales during the year ended 04/30/14	Value at 04/30/14	Net income earned from affiliate for the year ended 04/30/14
UBS Private Money Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$69

40

Prime Master Fund

Statement of net assets—April 30, 2014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$779,020,328	$—	$779,020,328
Time deposits	—	2,176,000,000	—	2,176,000,000
Certificates of deposit	—	3,880,812,257	—	3,880,812,257
Commercial paper	—	5,543,810,458	—	5,543,810,458
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,115,000,000	—	1,115,000,000
Repurchase agreements	—	2,150,495,000	—	2,150,495,000
Total	$—	$15,760,138,043	$—	$15,760,138,043

At April 30, 2014, there were no transfers between Level 1 and Level 2.

41

Prime Master Fund

Statement of net assets—April 30, 2014

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	35.1%
France	12.2
Japan	11.7
Singapore	6.9
Canada	6.7
Sweden	6.3
Australia	4.8
Austria	3.8
China	3.5
United Kingdom	3.4
Netherlands	2.7
Finland	1.1
Germany	1.0
Norway	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.49% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid securities as of April 30, 2014

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2014.

See accompanying notes to financial statements
42

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government obligations—25.08%
US Treasury Bills[1]
0.090%, due 05/15/14	$250,000,000	$249,991,250
0.105%, due 05/15/14	150,000,000	149,993,875
0.093%, due 06/05/14	175,000,000	174,982,986
0.095%, due 08/14/14	40,000,000	39,988,917
0.110%, due 08/14/14	195,000,000	194,942,906
0.075%, due 09/11/14	150,000,000	149,958,438
0.070%, due 09/25/14	300,000,000	299,914,250
US Treasury Notes
2.250%, due 05/31/14	125,000,000	125,216,898
0.750%, due 06/15/14	250,000,000	250,201,039
0.250%, due 06/30/14	175,000,000	175,042,969
2.625%, due 06/30/14	150,000,000	150,606,911
0.625%, due 07/15/14	250,000,000	250,264,560
2.625%, due 07/31/14	100,000,000	100,617,830
4.250%, due 08/15/14	200,000,000	202,396,243
2.375%, due 08/31/14	50,000,000	50,368,241
2.375%, due 09/30/14	50,000,000	50,460,067
4.250%, due 11/15/14	380,000,000	388,433,887
0.250%, due 01/15/15	135,000,000	135,069,371
Total US government obligations (cost—$3,138,450,638)		3,138,450,638
Repurchase agreements—72.38%
Repurchase agreement dated 04/24/14 with Barclays Capital, Inc., 0.040% due 05/01/14, collateralized by $3,200 US Treasury Bond, 3.750% due 08/15/41, $448,911,800 US Treasury Notes, 0.250% to 3.000% due 06/15/14 to 05/15/23, $9,889,900 US Treasury Bonds Principal Strips, zero coupon due 11/15/28 to 11/15/41 and $806,273,321 US Treasury Bonds Strips, zero coupon due 05/15/24 to 05/15/32; (value—$1,020,000,008); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/14 with BNP Paribas Securities Corp., 0.050% due 05/06/14, collateralized by $122,174,200 US Treasury Bill, zero coupon due 04/02/15, $151,251,200 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $129,431,400 US Treasury Inflation Index Notes, 0.375% to 2.000% due 01/15/15 to 07/15/23, $14,440,900 US Treasury Bond Principal Strip, zero coupon due 11/15/40 and $37,010,511 US Treasury Bond Strip, zero coupon due 08/15/19; (value—$510,000,071); proceeds: $500,004,861	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/14 with BNP Paribas Securities Corp., 0.050% due 05/01/14, collateralized by $427,289,300 US Treasury Notes, 0.750% to 1.625% due 10/31/17 to 04/30/19; (value—$423,300,084); proceeds: $415,000,576	415,000,000	415,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank, 0.050% due 05/01/14, collateralized by $168,020,676 US Treasury Notes, 0.625% to 2.000% due 04/30/16 to 12/15/16, $85,605,100 US Treasury Bonds Principal Strips, zero coupon due 05/15/18 to 11/15/43 and $313,644,326 US Treasury Bonds Strips, zero coupon due 05/15/15 to 05/15/41; (value—$433,500,053); proceeds: $425,000,590	425,000,000	425,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $3,386,714,000 US Treasury Bond, 3.750% due 08/15/41; (value—$3,600,005,000); proceeds: $3,600,005,000	3,600,000,000	3,600,000,000

44

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/14 with
Goldman Sachs & Co., 0.050% due 05/01/14,
collateralized by $38,525,400 US Treasury Bills,
zero coupon due 06/05/14 to 09/04/14,
$72,582,654 US Treasury Bonds, 2.875% to 9.000%
due 05/15/16 to 05/15/43, $1,384,800
US Treasury Inflation Index Bond, 2.500%
due 01/15/29, $525,928,824 US Treasury
Inflation Index Notes, 0.125% to 2.625%
due 07/15/15 to 07/15/23, $36,723,330
US Treasury Bonds Principal Strips, zero coupon
due 05/15/20 to 05/15/42, $253,581,100
US Treasury Notes, 0.125% to 5.125%
due 05/31/14 to 02/15/24 and $122,157,378
US Treasury Bonds Strips, zero coupon due 02/15/16
to 11/15/39; (value—$1,020,000,076);
proceeds: $1,000,041,667[2]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $730,676,800 US Treasury Bonds, 4.625% due 02/15/40 and $191,435,824 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/27; (value—$1,020,000,000); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $95,455,200 US Treasury Bonds, 4.625% due 02/15/40, $59,912,400 US Treasury Note, 0.875% due 11/30/16 and $275,185,425 US Treasury Bonds Strips, zero coupon due 08/15/25; (value—$372,300,084); proceeds: $365,000,406	365,000,000	365,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $215,000 US Treasury Note, 2.000% due 02/28/21; (value—$212,488); proceeds: $207,000	207,000	207,000

45

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/14 with Toronto-Dominion Bank, 0.050% due 05/01/14, collateralized by $51,262,300 US Treasury Bills, zero coupon due 05/29/14 to 03/05/15, $54,171,000 US Treasury Bonds, 2.750% to 11.250% due 02/15/15 to 11/15/43 and $449,543,800 US Treasury Notes, 0.125% to 5.125% due 05/15/14 to 02/15/24; (value—$561,000,083); proceeds: $550,005,347	$550,000,000	$550,000,000
Repurchase agreement dated 04/29/14 with Toronto-Dominion Bank, 0.050% due 05/06/14, collateralized by $5,636,200 US Treasury Bond, 7.500% due 11/15/24 and $196,926,900 US Treasury Notes, 0.250% to 1.000% due 08/15/15 to 08/31/19; (value—$204,000,080); proceeds: $200,001,944	200,000,000	200,000,000
Total repurchase agreements (cost—$9,055,207,000)		9,055,207,000
Total investments (cost—$12,193,657,638 which approximates cost for federal income tax purposes)—97.46%		12,193,657,638
Other assets in excess of liabilities—2.54%		317,499,084
Net assets—100.00%		$12,511,156,722

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,138,450,638	$—	$3,138,450,638
Repurchase agreements	—	9,055,207,000	—	9,055,207,000
Total	$—	$12,193,657,638	$—	$12,193,657,638

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
46

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—84.17%
Alabama—1.03%
Birmingham Special Care Facilities Financing Authority Revenue Refunding (Methodist Home Aging), 0.120% VRD	$4,755,000	$4,755,000
University of Alabama Revenue (University Hospital), Series C, 0.130% VRD	9,600,000	9,600,000
		14,355,000
Alaska—1.95%
Alaska International Airports Revenue Refunding (System), Series A, 0.090% VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,155,187
		27,155,187
Arizona—1.20%
AK-Chin Indian Community Revenue, 0.140% VRD	6,700,000	6,700,000
Arizona State Tax Anticipation Notes (Unemployment Insurance), Series A, 1.500%, due 05/07/14	3,000,000	3,000,653
Series B, 1.500%, due 05/21/14	3,000,000	3,002,162
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.100% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.140% VRD[1,2]	3,750,000	3,750,000
		16,752,815
California—4.13%
California State, Series A-1, 2.000%, due 05/28/14	5,155,000	5,161,815
Series A-2, 2.000%, due 06/23/14	7,700,000	7,719,749

47

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.080% VRD	$1,885,000	$1,885,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100% VRD	7,200,000	7,200,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	10,000,000	10,029,852
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.120% VRD	4,400,000	4,400,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.130% VRD	3,300,000	3,300,000
Santa Clara Electric Revenue, Subseries B, 0.100% VRD	6,110,000	6,110,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110% VRD	6,600,000	6,600,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.100% VRD	5,000,000	5,000,000
		57,406,416
Colorado—0.83%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.090% VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/27/14	5,000,000	5,014,177
Denver City & County Certificates of Participation Refunding, Series A1, 0.090% VRD	4,445,000	4,445,000
		11,479,177

48

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.73%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.070% VRD	$10,200,000	$10,200,000
District of Columbia—0.52%
District of Columbia Revenue (German Marshall Fund of the United States), 0.120% VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.100% VRD	3,285,000	3,285,000
		7,285,000
Florida—2.95%
Gainesville Utilities System Revenue, Series A, 0.120% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080% VRD	24,685,000	24,685,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.090%, VRD	8,080,000	8,080,000
Subseries B-1, 0.110%, VRD	5,840,000	5,840,000
		41,080,000
Georgia—1.17%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	9,050,000	9,050,000
Series B-2, 0.110%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.43%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	6,000,000	6,017,812

49

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—9.51%
City of Chicago, Series D-1, 0.090%, VRD	$21,540,000	$21,540,000
Series D-2, 0.090%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.090% VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.120% VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.120% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.090% VRD	14,550,000	14,550,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160% VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070% VRD	7,500,000	7,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	6,300,000	6,300,000
Illinois State, Series B-5, 0.100%, VRD	5,000,000	5,000,000
Series B-6, 0.100%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.100% VRD	4,060,000	4,060,000
		132,250,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—4.85%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.110% VRD	$4,400,000	$4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070% VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.090% VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.110% VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.130% VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.140% VRD	2,600,000	2,600,000
		67,470,000
Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.100% VRD	2,485,000	2,485,000
Kansas—1.49%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.110%, VRD	5,080,000	5,080,000
Series B-3, 0.110%, VRD	9,440,000	9,440,000
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.090% VRD	6,200,000	6,200,000
		20,720,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—1.42%
Shelby County Lease Revenue, Series A, 0.080% VRD	$10,000,000	$10,000,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.080% VRD	6,780,000	6,780,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.130% VRD	2,935,000	2,935,000
		19,715,000
Louisiana—0.87%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.080% VRD	6,200,000	6,200,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.080% VRD	5,950,000	5,950,000
		12,150,000
Maryland—1.59%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.090%, VRD	2,400,000	2,400,000
Series B, 0.100%, VRD	8,700,000	8,700,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		22,100,000
Massachusetts—3.05%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,099,000	1,099,000
0.110%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.120% VRD[1,2]	10,000,000	10,000,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.090% VRD	$2,795,000	$2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.070% VRD	1,990,000	1,990,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.130% VRD	24,500,000	24,500,000
		42,476,000
Michigan—1.06%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.080% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.110% VRD	1,145,000	1,145,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.130% VRD	9,700,000	9,700,000
		14,745,000
Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.130% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E, 5.000%, due 08/01/14	6,000,000	6,072,624
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.070% VRD	1,850,000	1,850,000
		16,372,624

53

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—1.23%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series E, 0.070%, VRD	$7,300,000	$7,300,000
Series G, 0.070%, VRD	4,000,000	4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.070%, VRD	1,800,000	1,800,000
		17,100,000
Missouri—1.36%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.100% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.100% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.070%, VRD	2,300,000	2,300,000
0.070%, VRD	9,600,000	9,600,000
		18,860,000
Nebraska—0.66%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.100% VRD	9,145,000	9,145,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.100% VRD	5,000,000	5,000,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—9.23%
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	$6,686,085	$6,694,486
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.100% VRD	9,600,000	9,600,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.100% VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.100% VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.120% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.080% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.060% VRD	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	7,800,000	7,800,000
0.070%, VRD	13,200,000	13,200,000
New York City, Series F, Subseries F-3, 0.080% VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.120% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College), 0.090% VRD	2,750,000	2,750,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130% VRD	$1,960,000	$1,960,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.080% VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	1,000,000	1,000,000
Series D, 0.110%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.090% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.100% VRD	4,700,000	4,700,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.080% VRD	5,975,000	5,975,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.100% VRD	3,870,000	3,870,000
		128,374,486
North Carolina—5.34%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.120% VRD	35,685,000	35,685,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	$2,200,000	$2,200,000
Series H, 0.070%, VRD	18,405,000	18,405,000
Guilford County, Series B, 0.110% VRD	1,855,000	1,855,000
New Hanover County (School), 0.130% VRD	2,115,000	2,115,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University), 0.120% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.100% VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,077,783
University of North Carolina Chapel Hill Revenue, Series B, 0.100% VRD	1,300,000	1,300,000
		74,252,783
Ohio—3.90%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.140% VRD	18,855,000	18,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.130% VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.100% VRD	6,800,000	6,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110% VRD	10,900,000	10,900,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.120% VRD	$1,980,000	$1,980,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.090% VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B, 0.110% VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.130% VRD[1,2]	2,845,000	2,845,000
		54,195,000
Oregon—2.49%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.100% VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.090% VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	25,000,000	25,082,348
		34,672,348
Pennsylvania—6.22%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.090% VRD	15,825,000	15,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110% VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.090% VRD	23,015,000	23,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.090% VRD	2,000,000	2,000,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B, 0.120%, VRD	$9,180,000	$9,180,000
Series B-3, 0.110%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.100% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.120% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120% VRD	5,260,000	5,260,000
		86,515,000
Tennessee—0.49%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.120% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B, 0.120% VRD	2,350,000	2,350,000
		6,850,000
Texas—6.64%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110% VRD[1,2]	7,750,000	7,750,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
City of Houston Tax & Revenue Anticipation Notes, 1.500%, due 06/30/14	$8,000,000	$8,017,323
2.000%, due 06/30/14	1,000,000	1,002,985
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.080% VRD	3,700,000	3,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.080% VRD	19,880,000	19,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.120% VRD	4,785,000	4,785,000
Texas (JP Morgan PUTTERs, Series 3238), 0.130% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	40,000,000	40,236,289
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.130% VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.100% VRD	1,500,000	1,500,000
		92,366,597
Utah—0.80%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070% VRD	11,160,000	11,160,000
Vermont—0.52%
Winooski Special Obligation Refunding, Series A, 0.070% VRD	7,260,000	7,260,000
Virginia—0.98%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.120% VRD	10,700,000	10,700,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.090% VRD	$3,000,000	$3,000,000
		13,700,000
Washington—3.75%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.130% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.120% VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.080% VRD	19,000,000	19,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.120% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130% VRD	3,750,000	3,750,000
		52,120,000
Wyoming—0.06%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,170,836,245)		1,170,836,245
Tax-exempt commercial paper—15.70%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.130%, due 07/09/14	6,000,000	6,000,000
Connecticut—0.72%
Yale University, 0.060%, due 05/07/14	10,000,000	10,000,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.76%
Illinois Educational Facilities Authority Revenue, 0.090%, due 08/05/14	$10,615,000	$10,615,000
Maryland—1.79%
Johns Hopkins University, 0.060%, due 05/05/14	6,900,000	6,900,000
Montgomery County, 0.070%, due 05/05/14	10,000,000	10,000,000
0.070%, due 05/05/14	8,000,000	8,000,000
		24,900,000
Minnesota—2.16%
Mayo Clinic, 0.110%, due 05/13/14	20,000,000	20,000,000
0.120%, due 09/03/14	10,000,000	10,000,000
		30,000,000
Missouri—1.97%
University of Missouri, 0.070%, due 06/04/14	11,778,000	11,778,000
0.070%, due 06/11/14	15,605,000	15,605,000
		27,383,000
Tennessee—1.22%
Vanderbilt University, 0.140%, due 05/06/14	9,000,000	9,000,000
0.120%, due 11/04/14	8,000,000	8,000,000
		17,000,000
Texas—3.59%
Dallas Area Rapid Transit, 0.090%, due 05/13/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County, 0.100%, due 05/15/14	17,950,000	17,950,000
University of Texas, 0.060%, due 05/14/14	12,000,000	12,000,000
0.070%, due 06/02/14	10,000,000	10,000,000
		49,950,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—2.34%
University of Virginia, 0.080%, due 05/05/14	$6,000,000	$6,000,000
0.060%, due 05/06/14	7,000,000	7,000,000
0.070%, due 06/05/14	9,535,000	9,535,000
0.070%, due 06/10/14	10,000,000	10,000,000
		32,535,000
Washington—0.72%
University of Washington, 0.100%, due 06/04/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$218,383,000)		218,383,000
Total investments (cost—$1,389,219,245 which approximates cost for federal income tax purposes)—99.87%		1,389,219,245
Other assets in excess of liabilities—0.13%		1,818,278
Net assets—100.00%		$1,391,037,523

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,170,836,245	$—	$1,170,836,245
Tax-exempt commercial paper	—	218,383,000	—	218,383,000
Total	$—	$1,389,219,245	$—	$1,389,219,245

At April 30, 2014, there were no transfers between Level 1 and Level 2.
63

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2014 and reset periodically.

See accompanying notes to financial statements
64

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

65

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

66

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Tax-Free Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

67

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	35 days	41 days	47 days
Net assets (bln)	$15.8	$17.5	$19.1
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Commercial paper	35.2%	44.8%	36.0%
Certificates of deposit	24.6	16.8	29.5
Time deposits	13.8	14.0	3.8
Repurchase agreements	13.6	13.3	10.3
Short-term corporate obligations	7.1	5.1	2.5
US government and agency obligations	5.0	6.0	17.8
Non-US government agency	0.7	—	—
Other assets less liabilities	0.0[3]	0.0[3]	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	27 days	48 days	53 days
Net assets (bln)	$12.5	$12.9	$12.2
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Repurchase agreements	72.4%	62.1%	55.5%
US government obligations	25.1	36.5	44.4
Other assets less liabilities	2.5	1.4	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	23 days	34 days	19 days
Net assets (bln)	$1.4	$1.6	$1.6
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Municipal bonds and notes	84.2%	85.1%	81.2%
Tax-exempt commercial paper	15.7	14.8	18.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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71

Master Trust

Statement of operations
For the year ended April 30, 2014

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$38,116,477	$8,939,664
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	287	—
	38,116,764	8,939,664
Expenses:
Investment advisory and administration fees	17,929,778	13,130,406
Trustees' fees	97,873	80,787
	18,027,651	13,211,193
Fee waivers by investment advisor	—	(5,638,580)
Net expenses	18,027,651	7,572,613
Net investment income	20,089,113	1,367,051
Net realized gain	199,522	111,413
Net increase in net assets resulting from operations	$20,288,635	$1,478,464

See accompanying notes to financial statements
72

Tax-Free Master Fund
Investment income:
Interest	$1,349,710
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	—
1,349,710
Expenses:
Investment advisory and administration fees	1,559,345
Trustees' fees	23,555
1,582,900
Fee waivers by investment advisor	(466,570)
Net expenses	1,116,330
Net investment income	233,380
Net realized gain	107,759
Net increase in net assets resulting from operations	$341,139

See accompanying notes to financial statements
73

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
Prime Master Fund
From operations:
Net investment income	$20,089,113	$36,187,378
Net realized gain	199,522	77,976
Net increase in net assets resulting from operations	20,288,635	36,265,354
Net increase (decrease) in net assets from beneficial interest transactions	(3,394,160,779)	3,412,781,376
Net increase (decrease) in net assets	(3,373,872,144)	3,449,046,730
Net assets:
Beginning of year	19,137,609,172	15,688,562,442
End of year	$15,763,737,028	$19,137,609,172
Treasury Master Fund
From operations:
Net investment income	$1,367,051	$7,062,500
Net realized gain	111,413	156,317
Net increase in net assets resulting from operations	1,478,464	7,218,817
Net increase (decrease) in net assets from beneficial interest transactions	284,127,950	(826,052,247)
Net increase (decrease) in net assets	285,606,414	(818,833,430)
Net assets:
Beginning of year	12,225,550,308	13,044,383,738
End of year	$12,511,156,722	$12,225,550,308
Tax-Free Master Fund
From operations:
Net investment income	$233,380	$922,996
Net realized gain	107,759	79,573
Net increase in net assets resulting from operations	341,139	1,002,569
Net increase (decrease) in net assets from beneficial interest transactions	(165,629,447)	394,531,710
Net increase (decrease) in net assets	(165,288,308)	395,534,279
Net assets:
Beginning of year	1,556,325,831	1,160,791,552
End of year	$1,391,037,523	$1,556,325,831

See accompanying notes to financial statements
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75

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2014
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Net assets, end of year (000's)	$15,763,737
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$12,511,157
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.07%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$1,391,038

1  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements.
76

	Years ended April 30,
	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%[1]
Net investment income	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of year (000's)	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.10%[1]	0.10%
Net investment income	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of year (000's)	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%[1]	0.10%	0.10%[1]
Net investment income	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of year (000's)	$1,556,326	$1,160,792	$1,485,784	$1,933,132

77

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

78

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

79

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

80

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,338,305, $684,250 and $101,551, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At April 30, 2014, UBS Global AM owed $24,036, $22,414 and $6,126 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees

81

Master Trust

Notes to financial statements

in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Master Fund $25,271 for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $5,638,580 and $466,570 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's

82

Master Trust

Notes to financial statements

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,292,751,356
Treasury Master Fund	499,863,184
Tax-Free Master Fund	492,499,550

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At April 30, 2014, the Master Funds did not have any securities on loan.

83

Master Trust

Notes to financial statements

Bank line of credit

Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $75 million credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2014, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Tax-Free Master Fund ceased participating in the Committed Credit Facility on November 19, 2013.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2014	2013
Contributions	$49,173,642,552	$57,931,411,710
Withdrawals	(52,567,803,331)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(3,394,160,779)	$3,412,781,376
	For the years ended April 30,
Treasury Master Fund	2014	2013
Contributions	$25,983,033,439	$28,344,203,263
Withdrawals	(25,698,905,489)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$284,127,950	$(826,052,247)

84

Master Trust

Notes to financial statements

	For the years ended April 30,
Tax-Free Master Fund	2014	2013
Contributions	$1,704,139,597	$2,891,282,474
Withdrawals	(1,869,769,044)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(165,629,447)	$394,531,710

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2014, that there were no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

85

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the "Trust") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2014, the results of their operations for the year then ended,

86

Master Trust

Report of independent registered public accounting firm (concluded)

the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

87

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

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UBS Select Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds' Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

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Supplemental information (unaudited)

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UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

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Supplemental information (unaudited)

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UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th Floor Washington, D.C. 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 74 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 12th Floor New York, NY 10019	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

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UBS Select Investor Funds

Supplemental information (unaudited)

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UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

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Supplemental information (unaudited)

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UBS Select Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary) Since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 1999

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993), and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to that she was a director) (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Capital Funds

Annual Report
April 30, 2014

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

June 25, 2014

Dear shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (the "Funds") for the 12 months ended April 30, 2014 (the "reporting period").

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Capital Fund: 0.01% as of April 30, 2014, versus 0.05% as of April 30, 2013.

•  UBS Select Treasury Capital Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

•  UBS Select Tax-Free Capital Fund: 0.01% as of April 30, 2014, unchanged from April 30, 2013.

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 10-11.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  After three consecutive years of generally modest growth, the overall US

UBS Select Prime
Capital Fund

UBS Select Treasury
Capital Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

UBS Select Tax-Free
Capital Fund
Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

UBS Select Capital Funds

economy contracted in the first quarter of 2014. Looking back, gross domestic product ("GDP") growth in the US was 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter of 2011. The Commerce Department then reported that fourth quarter 2013 GDP growth was 2.6%. In its third estimate, the Commerce Department stated that GDP contracted at a 2.9% seasonally-adjusted annual rate in the first quarter of 2014.1 This was the first negative reading since the first quarter of 2011 and was partially attributed to severe winter weather in parts of the country.

Q.  How did the Federal Reserve Board (the "Fed") react to the economic environment?

A.  The Fed took a number of actions during the reporting period. Looking back, at his press conference following the central bank's meeting in June 2013, Fed Chairman Ben Bernanke signaled that the Fed might moderate the pace of its monthly bond purchases later in the year. However, at its meeting in September 2013, the Fed surprised the market by delaying the tapering of its asset purchases. At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying "Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month rather than $45 billion per month." The Fed has been led by its new Chair, Janet Yellen, since she was sworn in on February 3, 2014.

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

1  Based on the Commerce Department's announcement on June 25, 2014, after the reporting period had ended.

UBS Select Capital Funds

  At its meetings in January, March and April 2014, the Fed said it would further taper its asset purchases, in each case paring its purchases a total of $10 billion per month. Beginning in May, the Fed began buying a total of $45 billion per month ($20 billion of agency mortgage-backed securities and $25 billion of longer-term Treasuries). The Fed also said its "...sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the Committee's dual mandate." The Fed's dual mandate is to promote maximum sustainable employment and price stability, which is usually interpreted as low and stable inflation.

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Capital Fund invests, we tactically adjusted weighted average maturity ("WAM") throughout the 12-month review period. When the reporting period began, Prime Master Fund had a WAM of 47 days. By the end of the period, we had shortened Prime Master Fund's WAM to 35 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping Prime Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (Prime Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

UBS Select Capital Funds

  At the security level, we increased Prime Master Fund's exposure to time deposits and, to lesser extents, repurchase agreements, short-term corporate obligations and non-US government agencies. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we significantly decreased the Prime Master Fund's exposures to US government and agency obligations, as well as pared its allocation to certificates of deposit and commercial paper.

•  The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased; at period end on April 30, 2014, it was 27 days. At the security level, we increased Treasury Master Fund's exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 19 days when the reporting period began. We tactically adjusted Tax-Free Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 23 days. Over the review period, we modestly increased Tax-Free Master Fund's allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Despite the Fed beginning to taper its monthly asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is on a better footing than it was a year ago. In particular, the housing market has shown signs of improvement and the unemployment rate has moderated somewhat and is currently 6.3%. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Against this backdrop, we feel that the economy will

UBS Select Capital Funds

likely continue to expand, albeit at a relatively modest pace. We anticipate continuing to manage investments focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the "SEC") issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC's proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Capital Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2014. The views and opinions in the letter were current as of June 25, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Select Capital Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Select Capital Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Capital Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.94	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.85	0.95	0.19

UBS Select Treasury Capital Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

UBS Select Tax-Free Capital Fund

	Beginning account value November 1, 2013	Ending account value[2] April 30, 2014	Expenses paid during period[3] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.05%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.05
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.24)	(0.15)	(0.12)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.24)	(0.15)	(0.12)
Weighted average maturity[2]	35 days	41 days	47 days
Net assets (mm)	$1,749.5	$2,090.3	$2,788.3

UBS Select Treasury Capital Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.30)	(0.25)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.30)	(0.25)
Weighted average maturity[2]	27 days	48 days	53 days
Net assets (mm)	$1,333.3	$1,334.7	$1,637.0

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	04/30/14	10/31/13	04/30/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.27)	(0.18)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.27)	(0.18)
Weighted average maturity[2]	23 days	34 days	19 days
Net assets (mm)	$845.2	$846.4	$758.9

1 Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2 Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2014

	UBS Select Prime Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$1,749,660,137; $1,333,307,536 and $845,195,760, respectively, which approximates cost for federal income tax purposes)	$1,749,660,137	$1,333,307,536
Receivable from affiliate	—	23,436
Other assets	34,706	26,626
Total assets	1,749,694,843	1,333,357,598
Liabilities:
Payable to affiliate	88,057	—
Dividends payable to shareholders	15,611	11,402
Accrued expenses and other liabilities	101,244	51,308
Total liabilities	204,912	62,710
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,749,489,837; 1,333,288,272 and 845,131,153 outstanding, respectively	1,749,489,837	1,333,288,272
Accumulated net realized gain	94	6,616
Net assets	$1,749,489,931	$1,333,294,888
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$1,749,660,137; $1,333,307,536 and $845,195,760, respectively, which approximates cost for federal income tax purposes)	$845,195,760
Receivable from affiliate	23,687
Other assets	20,280
Total assets	845,239,727
Liabilities:
Payable to affiliate	—
Dividends payable to shareholders	7,306
Accrued expenses and other liabilities	49,763
Total liabilities	57,069
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,749,489,837; 1,333,288,272 and 845,131,153 outstanding, respectively	845,131,153
Accumulated net realized gain	51,505
Net assets	$845,182,658
Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of operations

For the year ended ended April 30, 2014

	UBS Select Prime Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master	$4,931,532	$1,026,454
Securities lending income allocated from Master	34	—
Expenses allocated from Master	(2,317,371)	(1,494,652)
Expense waiver allocated from Master	—	623,690
Net investment income allocated from Master	2,614,195	155,492
Expenses:
Service fees	3,475,647	2,241,954
Administration fees	2,316,718	1,494,556
Transfer agency fees	135,108	92,957
State registration fees	78,320	37,525
Professional fees	43,128	42,732
Insurance fees	34,883	25,499
Trustees' fees	26,280	21,745
Reports and notices to shareholders	29,180	8,676
Accounting fees	13,083	13,083
Other expenses	7,983	5,690
	6,160,330	3,984,417
Fee waivers and/or expense reimbursements by administrator and distributor	(3,922,877)	(3,978,388)
Net expenses	2,237,453	6,029
Net investment income	376,742	149,463
Net realized gain allocated from Master	27,376	11,799
Net increase in net assets resulting from operations	$404,118	$161,262

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Investment income:
Interest income allocated from Master	$725,829
Securities lending income allocated from Master	—
Expenses allocated from Master	(860,582)
Expense waiver allocated from Master	258,371
Net investment income allocated from Master	123,618
Expenses:
Service fees	1,290,844
Administration fees	860,400
Transfer agency fees	54,930
State registration fees	39,387
Professional fees	46,544
Insurance fees	9,861
Trustees' fees	18,513
Reports and notices to shareholders	7,748
Accounting fees	13,083
Other expenses	3,472
2,344,782
Fee waivers and/or expense reimbursements by administrator and distributor	(2,307,303)
Net expenses	37,479
Net investment income	86,139
Net realized gain allocated from Master	58,363
Net increase in net assets resulting from operations	$144,502

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Statement of changes in net assets

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$376,742	$1,590,324
Net realized gain	27,376	6,833
Net increase in net assets resulting from operations	404,118	1,597,157
Dividends and distributions to shareholders from:
Net investment income	(376,742)	(1,590,324)
Net realized gains	(30,784)	(3,331)
Total dividends and distributions to shareholders	(407,526)	(1,593,655)
Net increase (decrease) in net assets from beneficial interest transactions	(1,038,842,045)	2,788,331,882
Net increase (decrease) in net assets	(1,038,845,453)	2,788,335,384
Net assets:
Beginning of period	2,788,335,384	—
End of period	$1,749,489,931	$2,788,335,384
Accumulated undistributed net investment income	$—	$—

1  Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Statement of changes in net assets

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$149,463	$126,281
Net realized gain	11,799	16,465
Net increase in net assets resulting from operations	161,262	142,746
Dividends and distributions to shareholders from:
Net investment income	(149,463)	(126,281)
Net realized gains	(17,384)	(4,264)
Total dividends and distributions to shareholders	(166,847)	(130,545)
Net increase (decrease) in net assets from beneficial interest transactions	(303,732,583)	1,637,020,855
Net increase (decrease) in net assets	(303,738,168)	1,637,033,056
Net assets:
Beginning of period	1,637,033,056	—
End of period	$1,333,294,888	$1,637,033,056
Accumulated undistributed net investment income	$—	$—

1  Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Statement of changes in net assets

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$86,139	$60,241
Net realized gain	58,363	34,724
Net increase in net assets resulting from operations	144,502	94,965
Dividends and distributions to shareholders from:
Net investment income	(86,139)	(60,241)
Net realized gains	(41,582)	—
Total dividends and distributions to shareholders	(127,721)	(60,241)
Net increase in net assets from beneficial interest transactions	86,277,825	758,853,328
Net increase in net assets	86,294,606	758,888,052
Net assets:
Beginning of period	758,888,052	—
End of period	$845,182,658	$758,888,052
Accumulated undistributed net investment income	$—	$—

1  Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.001
Dividends from net investment income	(0.000)[2]	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.02%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%	0.20%[5]
Net investment income[4]	0.02%	0.08%[5]
Supplemental data:
Net assets, end of period (000's)	$1,749,490	$2,788,335

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%	0.14%[5]
Net investment income[4]	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000's)	$1,333,295	$1,637,033

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.07%	0.14%[5]
Net investment income[4]	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000's)	$845,183	$758,888

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Capital Fund ("Prime Capital Fund"), UBS Select Treasury Capital Fund ("Treasury Capital Fund"), and UBS Select Tax-Free Capital Fund ("Tax-Free Capital Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (11.10% for Prime Capital Fund, 10.66% for Treasury Capital Fund and 60.76% for Tax-Free Capital Fund at April 30, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

UBS Select Capital Funds

Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

UBS Select Capital Funds

Notes to financial statements

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. At April 30, 2014, Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund owed UBS Global AM $95,224, $115,169 and $61,125, respectively, for administrative services, net of fee waivers and/or expense reimbursements.

The Funds and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. ("UBS Global AM—US") to waive its shareholder servicing fee, so that each Fund's total ordinary annual operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS Global AM—US appears further below.) For the year ended April 30, 2014, UBS Global AM was contractually obligated to waive administration fees of $368,238 for Prime Capital Fund. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund's expenses in any of those years to exceed such expense cap.

UBS Select Capital Funds

Notes to financial statements

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund $7,167, $159,373 and $84,812, respectively, for these additional voluntary fee waivers. For the year ended April 30, 2014, UBS Global AM voluntarily waived $78,992, $2,112,199 and $1,081,271 for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively, for that purpose; such additional amounts are not subject to future recoupment.

At April 30, 2014, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to repayment to UBS Global AM:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2016	Expires April 30, 2017
Prime Capital Fund	$7,138,552	$3,294,667	$3,843,885
Treasury Capital Fund	3,959,200	2,093,011	1,866,189
Tax-Free Capital Fund	2,264,828	1,038,796	1,226,032

Shareholder services plan

UBS Global AM—US is the principal underwriter and distributor of the Funds' shares. Under the shareholder services plans, UBS Global AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund's average daily net assets. UBS Global AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2014, as explained above. At April 30, 2014, given the impact of contractual fee waivers, Prime Capital Fund and Tax-Free Capital Fund did not owe UBS Global AM—US for shareholder services fees. At April 30, 2014, Treasury Capital Fund owed UBS Global AM—US $20,768 for shareholder services fees. For the year ended April 30, 2014, UBS Global AM—US waived $3,475,647, $1,866,189 and $1,226,032 (for Prime Capital

UBS Select Capital Funds

Notes to financial statements

Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively) otherwise payable to it under the shareholder services plans.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Capital Fund	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Shares sold	23,390,203,150	33,464,227,610
Shares repurchased	(24,429,529,872)	(30,677,270,260)
Dividends reinvested	484,677	1,374,532
Net increase (decrease) in shares outstanding	(1,038,842,045)	2,788,331,882
Treasury Capital Fund	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Shares sold	11,453,983,636	14,964,804,979
Shares repurchased	(11,757,878,619)	(13,327,895,766)
Dividends reinvested	162,400	111,642
Net increase (decrease) in shares outstanding	(303,732,583)	1,637,020,855
Tax-Free Capital Fund	For the year ended April 30, 2014	For the period July 16, 2012[1] to April 30, 2013
Shares sold	6,574,787,581	7,201,946,413
Shares repurchased	(6,488,634,744)	(6,443,144,653)
Dividends reinvested	124,988	51,568
Net increase in shares outstanding	86,277,825	758,853,328

1  Commencement of operations.

Federal tax status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net

UBS Select Capital Funds

Notes to financial statements

realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the fiscal years ended April 30, 2014 and April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal years ended April 30, 2014 and April 30, 2013 was 67.44% and 100% tax-exempt income, and 32.56% and 0.00% long-term capital gain, respectively.

At April 30, 2014, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $15,705 for Prime Capital Fund, (2) undistributed ordinary income of $18,018 for Treasury Capital Fund, and (3) undistributed tax-exempt income of $7,306 and undistributed long-term capital gains of $51,505 for Tax-Free Capital Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2014, none of the Funds had capital loss carryforwards.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Funds did not incur any interest or penalties.

UBS Select Capital Funds

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Capital Funds

Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Capital Fund,
UBS Select Treasury Capital Fund and
UBS Select Tax-Free Capital Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (three of the series comprising UBS Money Series) (collectively, the "Funds") as of April 30, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 16, 2012 (commencement of operations) to April 30, 2013. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial

UBS Select Capital Funds

Report of independent registered public
accounting firm (concluded)

position of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund at April 30, 2014, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from July 16, 2012 to April 30, 2013, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

UBS Select Capital Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its "qualified short-term gains" (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2013 as short-term capital gain dividends.

Treasury Capital Fund hereby designates 89.58% and 10.42% of the ordinary income dividends paid during the fiscal year ended April 30, 2014 as interest related dividends and qualified short-term gain dividends, respectively.

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.94%
Federal Farm Credit Bank
0.280%, due 05/01/14[1]	$50,000,000	$50,034,577
0.130%, due 07/17/14[2]	100,000,000	99,972,195
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,998,578
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,836,875
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,959,896
US Treasury Notes
2.250%, due 05/31/14	180,000,000	180,312,334
2.375%, due 08/31/14	123,000,000	123,905,873
Total US government and agency obligations (cost—$779,020,328)		779,020,328
Time deposits—13.81%
Banking-non-US—13.81%
Credit Agricole Corporate & Investment Bank
0.090%, due 05/01/14	545,000,000	545,000,000
Erste Bank AB, Grand Cayman
0.160%, due 05/01/14	600,000,000	600,000,000
Natixis
0.090%, due 05/01/14	231,000,000	231,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 05/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.070%, due 05/01/14	300,000,000	300,000,000
Total time deposits (cost—$2,176,000,000)		2,176,000,000
Certificates of deposit—24.62%
Banking-non-US—23.52%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	232,000,000	232,000,000
0.325%, due 07/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 05/30/14	350,000,000	350,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 05/01/14[1]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 05/06/14	246,000,000	246,000,000
0.350%, due 05/14/14	200,000,000	200,012,259
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 05/12/14	197,000,000	197,000,000
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	173,000,000	173,000,000
Natixis
0.222%, due 05/06/14[1]	150,000,000	150,000,000
0.215%, due 05/28/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.173%, due 05/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 05/06/14	450,000,000	450,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	71,800,000	71,799,998
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
0.277%, due 07/10/14[1]	150,000,000	150,000,000
Societe Generale
0.270%, due 05/30/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 05/05/14	148,000,000	148,000,000
Toronto-Dominion Bank
0.192%, due 05/22/14[1]	162,000,000	162,000,000
		3,707,812,257
Banking-US—1.10%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,880,812,257)		3,880,812,257

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—35.17%
Asset backed-miscellaneous—11.96%
Atlantic Asset Securitization LLC
0.183%, due 05/12/14[1]	$250,000,000	$250,000,000
0.182%, due 05/27/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.183%, due 05/14/14[1]	250,000,000	250,000,000
0.182%, due 05/21/14[1,3]	150,000,000	150,000,000
Cancara Asset Securitisation LLC
0.170%, due 05/20/14	53,500,000	53,495,200
0.177%, due 07/15/14[1,3]	200,000,000	200,000,000
Gemini Securitization Corp. LLC
0.100%, due 05/01/14	5,000,000	5,000,000
0.240%, due 07/16/14	98,000,000	97,950,347
0.240%, due 07/16/14	100,000,000	99,949,333
LMA Americas LLC
0.201%, due 05/09/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.182%, due 05/06/14[1]	162,000,000	162,000,000
0.183%, due 05/06/14[1]	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.212%, due 05/16/14[1,3]	100,000,000	100,000,000
0.202%, due 05/19/14[1]	70,000,000	70,000,000
		1,885,394,880
Banking-non-US—18.47%
Australia & New Zealand Banking Group Ltd.
0.152%, due 05/20/14[1]	50,000,000	50,000,000
0.192%, due 05/27/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 05/13/14	200,000,000	199,987,333
Commonwealth Bank of Australia
0.227%, due 05/23/14[1]	150,000,000	150,000,000
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	97,942,398

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
0.225%, due 07/30/14	$122,000,000	$121,931,375
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,993,194
0.170%, due 06/16/14	62,000,000	61,986,532
HSBC Bank PLC
0.286%, due 05/07/14[1]	45,600,000	45,600,772
0.270%, due 07/07/14[1]	83,400,000	83,411,453
Mizuho Funding LLC
0.195%, due 05/23/14	200,000,000	199,976,167
0.195%, due 06/02/14	100,000,000	99,982,667
0.195%, due 06/11/14	150,000,000	149,966,687
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 05/19/14	65,830,000	65,822,429
0.240%, due 07/07/14	50,000,000	49,977,667
0.230%, due 09/04/14	150,000,000	149,879,250
0.240%, due 10/08/14	100,000,000	99,893,333
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	253,000,000	252,940,967
United Overseas Bank Ltd.
0.190%, due 05/19/14	90,000,000	89,991,450
0.200%, due 05/22/14	170,000,000	169,980,167
0.200%, due 08/11/14	186,000,000	185,894,600
0.220%, due 08/11/14	100,000,000	99,937,667
Westpac Banking Corp.
0.222%, due 05/09/14[1]	87,000,000	87,000,000
0.257%, due 07/14/14[1]	125,000,000	125,000,000
		2,912,096,108
Banking-US—1.27%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,852,444
Natixis US Finance Co. LLC
0.110%, due 05/06/14	100,000,000	99,998,472
		199,850,916

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—3.47%
CNPC Finance HK Ltd.
0.410%, due 06/18/14	$150,000,000	$149,918,000
0.540%, due 07/09/14	67,800,000	67,729,827
0.410%, due 07/17/14	150,000,000	149,868,458
Sinopec Century Bright Capital Investment Ltd.
0.390%, due 05/15/14	29,000,000	28,995,602
0.400%, due 05/27/14	150,000,000	149,956,667
		546,468,554
Total commercial paper (cost—$5,543,810,458)		5,543,810,458
Non-US government agency—0.73%
Supranational—0.73%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.07%
Banking-non-US—4.85%
Barclays Bank PLC
0.485%, due 05/19/14[1,4]	225,000,000	225,000,000
0.485%, due 06/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.280%, due 07/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.282%, due 05/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—1.11%
Wells Fargo Bank N.A.
0.283%, due 06/16/14[1]	50,000,000	50,000,000
0.334%, due 06/23/14[1]	125,000,000	125,000,000
		175,000,000
Supranational—1.11%
International Bank for Reconstruction & Development
0.140%, due 05/01/14[1]	175,000,000	175,000,000
Total short-term corporate obligations (cost—$1,115,000,000)		1,115,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—13.64%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.060% due 05/01/14, collateralized by $21,480,000 Federal Farm Credit Bank, 0.280% due 09/19/16 and $60,081,000 Federal Home Loan Bank obligations, zero coupon due 05/01/14; (value—$81,600,022); proceeds: $80,000,133	$80,000,000	$80,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $29,022,800 US Treasury Bonds, 2.875% to 8.000% due 11/15/21 to 11/15/43, $7,779,300 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $91,127,000 US Treasury Note, 2.000% due 09/30/20; (value—$127,500,071); proceeds: $125,000,174	125,000,000	125,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $601,343,100 US Treasury Bond, 4.750% due 02/15/41; (value—$750,001,095); proceeds: $750,001,042	750,000,000	750,000,000
Repurchase agreement dated 04/30/14 with
Goldman Sachs & Co., 0.040% due 05/01/14,
collateralized by $2,600,000 Federal
Agricultural Mortgage Corp., 2.375%
due 07/22/15, $52,290,000 Federal Home
Loan Bank obligations, zero coupon to
3.250% due 08/08/14 to 07/30/25, $33,966,000
Federal Home Loan Mortgage Corp. obligations,
0.875% to 6.250% due 10/14/16 to 07/15/32,
$21,689,000 Federal National Mortgage
Association obligations, 0.750% to 1.250%
due 09/28/16 to 04/20/17 and $4,960,000
Tennessee Valley Authority, 3.500% to 4.625%
due 12/15/42 to 09/15/60; (value—$122,400,380);
proceeds: $120,000,133	120,000,000	120,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 05/01/14, collateralized by $570,973,448 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 04/01/44 and $612,065,031 Federal National Mortgage Association obligations, 2.368% to 10.500% due 03/25/19 to 01/01/44; (value—$255,000,000); proceeds:$250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 03/10/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 05/07/14, collateralized by $1,473,401,833 various asset-backed convertible bonds, zero coupon to 49.440% due 12/15/20 to 05/15/52; (value—$106,936,797); proceeds: $100,077,333[5]	100,000,000	100,000,000
Repurchase agreement dated 04/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 06/04/14, collateralized by $3,721,623,416 various asset-backed convertible bonds, zero coupon to 36.567% due 02/12/15 to 12/29/99; (value—$398,724,036); proceeds: $375,223,542[4,5]	375,000,000	375,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $535,000 Federal National Mortgage Association obligations, 2.260% due 10/17/22; (value—$506,531); proceeds: $495,000	495,000	495,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with Toronto-Dominion Bank, 0.060% due 05/01/14, collateralized by $126,569,925 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 05/01/26 to 03/01/43 and $493,676,918 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 04/01/43; (value—$357,000,001); proceeds: $350,000,583	$350,000,000	$350,000,000
Total repurchase agreements (cost—$2,150,495,000)		2,150,495,000
Total investments (cost—$15,760,138,043 which approximates cost for federal income tax purposes)—99.98%		15,760,138,043
Other assets in excess of liabilities—0.02%		3,598,985
Net assets—100.00%		$15,763,737,028

Affiliated issuer activity

The table below details the Fund's transaction activity in an affiliated issuer during the year ended April 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the year ended 04/30/14	Sales during the year ended 04/30/14	Value at 04/30/14	Net income earned from affiliate for the year ended 04/30/14
UBS Private Money Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$69

Prime Master Fund

Statement of net assets—April 30, 2014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$779,020,328	$—	$779,020,328
Time deposits	—	2,176,000,000	—	2,176,000,000
Certificates of deposit	—	3,880,812,257	—	3,880,812,257
Commercial paper	—	5,543,810,458	—	5,543,810,458
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,115,000,000	—	1,115,000,000
Repurchase agreements	—	2,150,495,000	—	2,150,495,000
Total	$—	$15,760,138,043	$—	$15,760,138,043

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—April 30, 2014

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	35.1%
France	12.2
Japan	11.7
Singapore	6.9
Canada	6.7
Sweden	6.3
Australia	4.8
Austria	3.8
China	3.5
United Kingdom	3.4
Netherlands	2.7
Finland	1.1
Germany	1.0
Norway	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.49% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid securities as of April 30, 2014

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2014.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government obligations—25.08%
US Treasury Bills[1]
0.090%, due 05/15/14	$250,000,000	$249,991,250
0.105%, due 05/15/14	150,000,000	149,993,875
0.093%, due 06/05/14	175,000,000	174,982,986
0.095%, due 08/14/14	40,000,000	39,988,917
0.110%, due 08/14/14	195,000,000	194,942,906
0.075%, due 09/11/14	150,000,000	149,958,438
0.070%, due 09/25/14	300,000,000	299,914,250
US Treasury Notes
2.250%, due 05/31/14	125,000,000	125,216,898
0.750%, due 06/15/14	250,000,000	250,201,039
0.250%, due 06/30/14	175,000,000	175,042,969
2.625%, due 06/30/14	150,000,000	150,606,911
0.625%, due 07/15/14	250,000,000	250,264,560
2.625%, due 07/31/14	100,000,000	100,617,830
4.250%, due 08/15/14	200,000,000	202,396,243
2.375%, due 08/31/14	50,000,000	50,368,241
2.375%, due 09/30/14	50,000,000	50,460,067
4.250%, due 11/15/14	380,000,000	388,433,887
0.250%, due 01/15/15	135,000,000	135,069,371
Total US government obligations (cost—$3,138,450,638)		3,138,450,638
Repurchase agreements—72.38%
Repurchase agreement dated 04/24/14 with Barclays Capital, Inc., 0.040% due 05/01/14, collateralized by $3,200 US Treasury Bond, 3.750% due 08/15/41, $448,911,800 US Treasury Notes, 0.250% to 3.000% due 06/15/14 to 05/15/23, $9,889,900 US Treasury Bonds Principal Strips, zero coupon due 11/15/28 to 11/15/41 and $806,273,321 US Treasury Bonds Strips, zero coupon due 05/15/24 to 05/15/32; (value—$1,020,000,008); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/14 with BNP Paribas Securities Corp., 0.050% due 05/06/14, collateralized by $122,174,200 US Treasury Bill, zero coupon due 04/02/15, $151,251,200 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $129,431,400 US Treasury Inflation Index Notes, 0.375% to 2.000% due 01/15/15 to 07/15/23, $14,440,900 US Treasury Bond Principal Strip, zero coupon due 11/15/40 and $37,010,511 US Treasury Bond Strip, zero coupon due 08/15/19; (value—$510,000,071); proceeds: $500,004,861	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/14 with BNP Paribas Securities Corp., 0.050% due 05/01/14, collateralized by $427,289,300 US Treasury Notes, 0.750% to 1.625% due 10/31/17 to 04/30/19; (value—$423,300,084); proceeds: $415,000,576	415,000,000	415,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank, 0.050% due 05/01/14, collateralized by $168,020,676 US Treasury Notes, 0.625% to 2.000% due 04/30/16 to 12/15/16, $85,605,100 US Treasury Bonds Principal Strips, zero coupon due 05/15/18 to 11/15/43 and $313,644,326 US Treasury Bonds Strips, zero coupon due 05/15/15 to 05/15/41; (value—$433,500,053); proceeds: $425,000,590	425,000,000	425,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $3,386,714,000 US Treasury Bond, 3.750% due 08/15/41; (value—$3,600,005,000); proceeds: $3,600,005,000	3,600,000,000	3,600,000,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/14 with
Goldman Sachs & Co., 0.050% due 05/01/14,
collateralized by $38,525,400 US Treasury Bills,
zero coupon due 06/05/14 to 09/04/14,
$72,582,654 US Treasury Bonds, 2.875% to 9.000%
due 05/15/16 to 05/15/43, $1,384,800
US Treasury Inflation Index Bond, 2.500%
due 01/15/29, $525,928,824 US Treasury
Inflation Index Notes, 0.125% to 2.625%
due 07/15/15 to 07/15/23, $36,723,330
US Treasury Bonds Principal Strips, zero coupon
due 05/15/20 to 05/15/42, $253,581,100
US Treasury Notes, 0.125% to 5.125%
due 05/31/14 to 02/15/24 and $122,157,378
US Treasury Bonds Strips, zero coupon due 02/15/16
to 11/15/39; (value—$1,020,000,076);
proceeds: $1,000,041,667[2]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $730,676,800 US Treasury Bonds, 4.625% due 02/15/40 and $191,435,824 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/27; (value—$1,020,000,000); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $95,455,200 US Treasury Bonds, 4.625% due 02/15/40, $59,912,400 US Treasury Note, 0.875% due 11/30/16 and $275,185,425 US Treasury Bonds Strips, zero coupon due 08/15/25; (value—$372,300,084); proceeds: $365,000,406	365,000,000	365,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $215,000 US Treasury Note, 2.000% due 02/28/21; (value—$212,488); proceeds: $207,000	207,000	207,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/14 with Toronto-Dominion Bank, 0.050% due 05/01/14, collateralized by $51,262,300 US Treasury Bills, zero coupon due 05/29/14 to 03/05/15, $54,171,000 US Treasury Bonds, 2.750% to 11.250% due 02/15/15 to 11/15/43 and $449,543,800 US Treasury Notes, 0.125% to 5.125% due 05/15/14 to 02/15/24; (value—$561,000,083); proceeds: $550,005,347	$550,000,000	$550,000,000
Repurchase agreement dated 04/29/14 with Toronto-Dominion Bank, 0.050% due 05/06/14, collateralized by $5,636,200 US Treasury Bond, 7.500% due 11/15/24 and $196,926,900 US Treasury Notes, 0.250% to 1.000% due 08/15/15 to 08/31/19; (value—$204,000,080); proceeds: $200,001,944	200,000,000	200,000,000
Total repurchase agreements (cost—$9,055,207,000)		9,055,207,000
Total investments (cost—$12,193,657,638 which approximates cost for federal income tax purposes)—97.46%		12,193,657,638
Other assets in excess of liabilities—2.54%		317,499,084
Net assets—100.00%		$12,511,156,722

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,138,450,638	$—	$3,138,450,638
Repurchase agreements	—	9,055,207,000	—	9,055,207,000
Total	$—	$12,193,657,638	$—	$12,193,657,638

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—84.17%
Alabama—1.03%
Birmingham Special Care Facilities Financing Authority Revenue Refunding (Methodist Home Aging), 0.120% VRD	$4,755,000	$4,755,000
University of Alabama Revenue (University Hospital), Series C, 0.130% VRD	9,600,000	9,600,000
		14,355,000
Alaska—1.95%
Alaska International Airports Revenue Refunding (System), Series A, 0.090% VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,155,187
		27,155,187
Arizona—1.20%
AK-Chin Indian Community Revenue, 0.140% VRD	6,700,000	6,700,000
Arizona State Tax Anticipation Notes (Unemployment Insurance), Series A, 1.500%, due 05/07/14	3,000,000	3,000,653
Series B, 1.500%, due 05/21/14	3,000,000	3,002,162
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.100% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.140% VRD[1,2]	3,750,000	3,750,000
		16,752,815
California—4.13%
California State, Series A-1, 2.000%, due 05/28/14	5,155,000	5,161,815
Series A-2, 2.000%, due 06/23/14	7,700,000	7,719,749

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.080% VRD	$1,885,000	$1,885,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100% VRD	7,200,000	7,200,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	10,000,000	10,029,852
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.120% VRD	4,400,000	4,400,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.130% VRD	3,300,000	3,300,000
Santa Clara Electric Revenue, Subseries B, 0.100% VRD	6,110,000	6,110,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110% VRD	6,600,000	6,600,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.100% VRD	5,000,000	5,000,000
		57,406,416
Colorado—0.83%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.090% VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/27/14	5,000,000	5,014,177
Denver City & County Certificates of Participation Refunding, Series A1, 0.090% VRD	4,445,000	4,445,000
		11,479,177

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.73%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.070% VRD	$10,200,000	$10,200,000
District of Columbia—0.52%
District of Columbia Revenue (German Marshall Fund of the United States), 0.120% VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.100% VRD	3,285,000	3,285,000
		7,285,000
Florida—2.95%
Gainesville Utilities System Revenue, Series A, 0.120% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080% VRD	24,685,000	24,685,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.090%, VRD	8,080,000	8,080,000
Subseries B-1, 0.110%, VRD	5,840,000	5,840,000
		41,080,000
Georgia—1.17%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	9,050,000	9,050,000
Series B-2, 0.110%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.43%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	6,000,000	6,017,812

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—9.51%
City of Chicago, Series D-1, 0.090%, VRD	$21,540,000	$21,540,000
Series D-2, 0.090%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.090% VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.120% VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.120% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.090% VRD	14,550,000	14,550,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160% VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070% VRD	7,500,000	7,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	6,300,000	6,300,000
Illinois State, Series B-5, 0.100%, VRD	5,000,000	5,000,000
Series B-6, 0.100%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.100% VRD	4,060,000	4,060,000
		132,250,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—4.85%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.110% VRD	$4,400,000	$4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070% VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.090% VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.110% VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.130% VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.140% VRD	2,600,000	2,600,000
		67,470,000
Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.100% VRD	2,485,000	2,485,000
Kansas—1.49%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.110%, VRD	5,080,000	5,080,000
Series B-3, 0.110%, VRD	9,440,000	9,440,000
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.090% VRD	6,200,000	6,200,000
		20,720,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—1.42%
Shelby County Lease Revenue, Series A, 0.080% VRD	$10,000,000	$10,000,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.080% VRD	6,780,000	6,780,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.130% VRD	2,935,000	2,935,000
		19,715,000
Louisiana—0.87%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.080% VRD	6,200,000	6,200,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.080% VRD	5,950,000	5,950,000
		12,150,000
Maryland—1.59%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.090%, VRD	2,400,000	2,400,000
Series B, 0.100%, VRD	8,700,000	8,700,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		22,100,000
Massachusetts—3.05%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,099,000	1,099,000
0.110%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.120% VRD[1,2]	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.090% VRD	$2,795,000	$2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.070% VRD	1,990,000	1,990,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.130% VRD	24,500,000	24,500,000
		42,476,000
Michigan—1.06%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.080% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.110% VRD	1,145,000	1,145,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.130% VRD	9,700,000	9,700,000
		14,745,000
Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.130% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E, 5.000%, due 08/01/14	6,000,000	6,072,624
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.070% VRD	1,850,000	1,850,000
		16,372,624

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—1.23%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series E, 0.070%, VRD	$7,300,000	$7,300,000
Series G, 0.070%, VRD	4,000,000	4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.070%, VRD	1,800,000	1,800,000
		17,100,000
Missouri—1.36%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.100% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.100% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.070%, VRD	2,300,000	2,300,000
0.070%, VRD	9,600,000	9,600,000
		18,860,000
Nebraska—0.66%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.100% VRD	9,145,000	9,145,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.100% VRD	5,000,000	5,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—9.23%
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	$6,686,085	$6,694,486
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.100% VRD	9,600,000	9,600,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.100% VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.100% VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.120% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.080% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.060% VRD	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	7,800,000	7,800,000
0.070%, VRD	13,200,000	13,200,000
New York City, Series F, Subseries F-3, 0.080% VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.120% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College), 0.090% VRD	2,750,000	2,750,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130% VRD	$1,960,000	$1,960,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.080% VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	1,000,000	1,000,000
Series D, 0.110%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.090% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.100% VRD	4,700,000	4,700,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.080% VRD	5,975,000	5,975,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.100% VRD	3,870,000	3,870,000
		128,374,486
North Carolina—5.34%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.120% VRD	35,685,000	35,685,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	$2,200,000	$2,200,000
Series H, 0.070%, VRD	18,405,000	18,405,000
Guilford County, Series B, 0.110% VRD	1,855,000	1,855,000
New Hanover County (School), 0.130% VRD	2,115,000	2,115,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University), 0.120% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.100% VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,077,783
University of North Carolina Chapel Hill Revenue, Series B, 0.100% VRD	1,300,000	1,300,000
		74,252,783
Ohio—3.90%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.140% VRD	18,855,000	18,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.130% VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.100% VRD	6,800,000	6,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110% VRD	10,900,000	10,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.120% VRD	$1,980,000	$1,980,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.090% VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B, 0.110% VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.130% VRD[1,2]	2,845,000	2,845,000
		54,195,000
Oregon—2.49%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.100% VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.090% VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	25,000,000	25,082,348
		34,672,348
Pennsylvania—6.22%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.090% VRD	15,825,000	15,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110% VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.090% VRD	23,015,000	23,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.090% VRD	2,000,000	2,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B, 0.120%, VRD	$9,180,000	$9,180,000
Series B-3, 0.110%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.100% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.120% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120% VRD	5,260,000	5,260,000
		86,515,000
Tennessee—0.49%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.120% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B, 0.120% VRD	2,350,000	2,350,000
		6,850,000
Texas—6.64%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110% VRD[1,2]	7,750,000	7,750,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
City of Houston Tax & Revenue Anticipation Notes, 1.500%, due 06/30/14	$8,000,000	$8,017,323
2.000%, due 06/30/14	1,000,000	1,002,985
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.080% VRD	3,700,000	3,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.080% VRD	19,880,000	19,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.120% VRD	4,785,000	4,785,000
Texas (JP Morgan PUTTERs, Series 3238), 0.130% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	40,000,000	40,236,289
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.130% VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.100% VRD	1,500,000	1,500,000
		92,366,597
Utah—0.80%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070% VRD	11,160,000	11,160,000
Vermont—0.52%
Winooski Special Obligation Refunding, Series A, 0.070% VRD	7,260,000	7,260,000
Virginia—0.98%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.120% VRD	10,700,000	10,700,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.090% VRD	$3,000,000	$3,000,000
		13,700,000
Washington—3.75%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.130% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.120% VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.080% VRD	19,000,000	19,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.120% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130% VRD	3,750,000	3,750,000
		52,120,000
Wyoming—0.06%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,170,836,245)		1,170,836,245
Tax-exempt commercial paper—15.70%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.130%, due 07/09/14	6,000,000	6,000,000
Connecticut—0.72%
Yale University, 0.060%, due 05/07/14	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.76%
Illinois Educational Facilities Authority Revenue, 0.090%, due 08/05/14	$10,615,000	$10,615,000
Maryland—1.79%
Johns Hopkins University, 0.060%, due 05/05/14	6,900,000	6,900,000
Montgomery County, 0.070%, due 05/05/14	10,000,000	10,000,000
0.070%, due 05/05/14	8,000,000	8,000,000
		24,900,000
Minnesota—2.16%
Mayo Clinic, 0.110%, due 05/13/14	20,000,000	20,000,000
0.120%, due 09/03/14	10,000,000	10,000,000
		30,000,000
Missouri—1.97%
University of Missouri, 0.070%, due 06/04/14	11,778,000	11,778,000
0.070%, due 06/11/14	15,605,000	15,605,000
		27,383,000
Tennessee—1.22%
Vanderbilt University, 0.140%, due 05/06/14	9,000,000	9,000,000
0.120%, due 11/04/14	8,000,000	8,000,000
		17,000,000
Texas—3.59%
Dallas Area Rapid Transit, 0.090%, due 05/13/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County, 0.100%, due 05/15/14	17,950,000	17,950,000
University of Texas, 0.060%, due 05/14/14	12,000,000	12,000,000
0.070%, due 06/02/14	10,000,000	10,000,000
		49,950,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—2.34%
University of Virginia, 0.080%, due 05/05/14	$6,000,000	$6,000,000
0.060%, due 05/06/14	7,000,000	7,000,000
0.070%, due 06/05/14	9,535,000	9,535,000
0.070%, due 06/10/14	10,000,000	10,000,000
		32,535,000
Washington—0.72%
University of Washington, 0.100%, due 06/04/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$218,383,000)		218,383,000
Total investments (cost—$1,389,219,245 which approximates cost for federal income tax purposes)—99.87%		1,389,219,245
Other assets in excess of liabilities—0.13%		1,818,278
Net assets—100.00%		$1,391,037,523

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,170,836,245	$—	$1,170,836,245
Tax-exempt commercial paper	—	218,383,000	—	218,383,000
Total	$—	$1,389,219,245	$—	$1,389,219,245

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2014 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Tax-Free Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	35 days	41 days	47 days
Net assets (bln)	$15.8	$17.5	$19.1
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Commercial paper	35.2%	44.8%	36.0%
Certificates of deposit	24.6	16.8	29.5
Time deposits	13.8	14.0	3.8
Repurchase agreements	13.6	13.3	10.3
Short-term corporate obligations	7.1	5.1	2.5
US government and agency obligations	5.0	6.0	17.8
Non-US government agency	0.7	—	—
Other assets less liabilities	0.0[3]	0.0[3]	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	27 days	48 days	53 days
Net assets (bln)	$12.5	$12.9	$12.2
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Repurchase agreements	72.4%	62.1%	55.5%
US government obligations	25.1	36.5	44.4
Other assets less liabilities	2.5	1.4	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	23 days	34 days	19 days
Net assets (bln)	$1.4	$1.6	$1.6
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Municipal bonds and notes	84.2%	85.1%	81.2%
Tax-exempt commercial paper	15.7	14.8	18.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Master Trust

Statement of operations
For the year ended April 30, 2014

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$38,116,477	$8,939,664
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	287	—
	38,116,764	8,939,664
Expenses:
Investment advisory and administration fees	17,929,778	13,130,406
Trustees' fees	97,873	80,787
	18,027,651	13,211,193
Fee waivers by investment advisor	—	(5,638,580)
Net expenses	18,027,651	7,572,613
Net investment income	20,089,113	1,367,051
Net realized gain	199,522	111,413
Net increase in net assets resulting from operations	$20,288,635	$1,478,464

See accompanying notes to financial statements

Tax-Free Master Fund
Investment income:
Interest	$1,349,710
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	—
1,349,710
Expenses:
Investment advisory and administration fees	1,559,345
Trustees' fees	23,555
1,582,900
Fee waivers by investment advisor	(466,570)
Net expenses	1,116,330
Net investment income	233,380
Net realized gain	107,759
Net increase in net assets resulting from operations	$341,139

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
Prime Master Fund
From operations:
Net investment income	$20,089,113	$36,187,378
Net realized gain	199,522	77,976
Net increase in net assets resulting from operations	20,288,635	36,265,354
Net increase (decrease) in net assets from beneficial interest transactions	(3,394,160,779)	3,412,781,376
Net increase (decrease) in net assets	(3,373,872,144)	3,449,046,730
Net assets:
Beginning of year	19,137,609,172	15,688,562,442
End of year	$15,763,737,028	$19,137,609,172
Treasury Master Fund
From operations:
Net investment income	$1,367,051	$7,062,500
Net realized gain	111,413	156,317
Net increase in net assets resulting from operations	1,478,464	7,218,817
Net increase (decrease) in net assets from beneficial interest transactions	284,127,950	(826,052,247)
Net increase (decrease) in net assets	285,606,414	(818,833,430)
Net assets:
Beginning of year	12,225,550,308	13,044,383,738
End of year	$12,511,156,722	$12,225,550,308
Tax-Free Master Fund
From operations:
Net investment income	$233,380	$922,996
Net realized gain	107,759	79,573
Net increase in net assets resulting from operations	341,139	1,002,569
Net increase (decrease) in net assets from beneficial interest transactions	(165,629,447)	394,531,710
Net increase (decrease) in net assets	(165,288,308)	395,534,279
Net assets:
Beginning of year	1,556,325,831	1,160,791,552
End of year	$1,391,037,523	$1,556,325,831

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2014
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Net assets, end of year (000's)	$15,763,737
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$12,511,157
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.07%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$1,391,038

1  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements.

	Years ended April 30,
	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%[1]
Net investment income	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of year (000's)	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.10%[1]	0.10%
Net investment income	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of year (000's)	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%[1]	0.10%	0.10%[1]
Net investment income	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of year (000's)	$1,556,326	$1,160,792	$1,485,784	$1,933,132

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,338,305, $684,250 and $101,551, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At April 30, 2014, UBS Global AM owed $24,036, $22,414 and $6,126 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees

Master Trust

Notes to financial statements

in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Master Fund $25,271 for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $5,638,580 and $466,570 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's

Master Trust

Notes to financial statements

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,292,751,356
Treasury Master Fund	499,863,184
Tax-Free Master Fund	492,499,550

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At April 30, 2014, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements

Bank line of credit

Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $75 million credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2014, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Tax-Free Master Fund ceased participating in the Committed Credit Facility on November 19, 2013.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2014	2013
Contributions	$49,173,642,552	$57,931,411,710
Withdrawals	(52,567,803,331)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(3,394,160,779)	$3,412,781,376
	For the years ended April 30,
Treasury Master Fund	2014	2013
Contributions	$25,983,033,439	$28,344,203,263
Withdrawals	(25,698,905,489)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$284,127,950	$(826,052,247)

Master Trust

Notes to financial statements

	For the years ended April 30,
Tax-Free Master Fund	2014	2013
Contributions	$1,704,139,597	$2,891,282,474
Withdrawals	(1,869,769,044)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(165,629,447)	$394,531,710

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2014, that there were no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the "Trust") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2014, the results of their operations for the year then ended,

Master Trust

Report of independent registered public accounting firm (concluded)

the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

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UBS Select Capital Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds' Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

UBS Select Capital Funds

Supplemental information (unaudited)

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

UBS Select Capital Funds

Supplemental information (unaudited)

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 74 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 12th Floor New York, NY 10019	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS Select Capital Funds

Supplemental information (unaudited)

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

UBS Select Capital Funds

Supplemental information (unaudited)

UBS Select Capital Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary) Since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 1999

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR:  Alan S. Bernikow.  Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)         Audit Fees:

For the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $266,194 and $289,300, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)         Audit-Related Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $46,092 and $46,353, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2013 and 2012 semiannual financial statements and (2) review of the consolidated 2012 and 2011 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)          Tax Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $194,350 and $118,525, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits.  This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)         All Other Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)          (1)  Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 — with revisions through July 2013)” (the “charter”).  The charter contains the audit committee’s pre-approval policies and procedures.  Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.              Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund.  In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s).  From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

(1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors.  Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund.  Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)                Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)           For the fiscal year ended April 30, 2014, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y.  According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)          For the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate fees billed by E&Y of $363,782 and $464,075, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2014	2013
Covered Services	$240,442	$164,878
Non-Covered Services	123,340	299,197

(h)         The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)               (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODEETH.

(a)             (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)             (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)               Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)                Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2014